Filed with the Securities and Exchange Commission on September 29, 2026

Securities Act of 1933 File No. 333-180308

Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 284

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 286

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Andrew Davalla

Thompson Hine LLP
3900 Key Center, 127 Public Square

Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on September 28, 2026 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ X /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion—Dated September 29, 2026

The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

Ultimus Managers Trust

Westwood Adaptive Exposure SPY ETF (WWSP)

Westwood Adaptive Exposure QQQ ETF (WWQQ)

(each, a “Fund” and together, the “Funds”)

[ ], 2026

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Each Fund is an exchange-traded fund (“ETF”). This means that shares of the Fund (“Shares”) are listed on The Nasdaq Stock Market LLC, its Principal U.S. Listing Exchange (the “Exchange”), a national securities exchange, and trade at market prices. The market price for the Shares may be different from the Fund’s net asset value per share (the “NAV”).

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. The Shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. It is possible to lose money by investing in the Funds.

Table of Contents

WESTWOOD ADAPTIVE EXPOSURE SPY ETF	1
WESTWOOD ADAPTIVE EXPOSURE QQQ ETF	13
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES	26
ADDITIONAL RISK INFORMATION	29
MANANGEMENT	37
FUND SERVICE PROVIDERS	39
SHAREHOLDER PROCEEDINGS	39
INDEX/TRADEMARK LICENSES AND DISCLAIMER	39
ADDITIONAL PURCHASE AND SALE INFORMATION	40
DISTRIBUTIONS	42
PORTFOLIO HOLDINGS DISCLOSURE	42
U.S. FEDERAL INCOME TAXATION	42
GENERAL INFORMATION	45
PREMIUM/DISCOUNT INFORMATION	46
CODE OF ETHICS	46
DISTRIBUTION PLAN	46
OTHER INFORMATION	46
FINANCIAL HIGHLIGHTS	47
WHERE TO LEARN MORE ABOUT THE FUNDS	48

WESTWOOD ADAPTIVE EXPOSURE SPY ETF

OBJECTIVE

The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility US Large Cap 500 Index (the “Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses*

(Expenses that you pay each year as a percentage of the value of your investment):

Management Fees[1]	[0.79%]
Distribution and Service (12b-1) Fees	[ %]
Other Expenses	[ %]
Acquired Fund Fees and Expenses	[ %]
Total Annual Fund Operating Expenses	[ %]
*	On [ ], 2027, the WEBs SPY Defined Volatility ETF (the “Predecessor Fund”), will be reorganized into the Fund (the “Reorganization”). The Fund will commence operations upon the completion of the Reorganization and continue the operations of the Predecessor Fund. The “Annual Fund Operating Expenses” have been restated to reflect the Fund’s expected fees and expenses for the current fiscal year.
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual

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Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Predecessor Fund’s portfolio turnover rate was 28.46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility US Large Cap 500 Index. The Index is a rules-based strategy that seeks to track the performance of the State Street® SPDR® S&P 500® ETF Trust (“SPY” or the “Underlying ETF”), with investment exposure to the Underlying ETF adjusted for a targeted annual volatility rate of 20% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF to the extent short-term volatility is lower than the Defined Volatility Rate and, conversely, will decrease exposure to the Underlying ETF to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

•	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;
•	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Index seeks to implement this strategy by primarily allocating to shares of the Underlying ETF and alternately allocating to either a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate, or a cash position as a way of reducing volatility to the Defined Volatility Rate. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees,

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the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Underlying ETF is an ETF that seeks to track the investment results, before fees and expenses, of the S&P 500® Index, which includes 500 selected companies, all of which are listed on national stock exchanges and span over 24 separate industry groups.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the information technology sector.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares

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trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any

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single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

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Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

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Information Technology Companies Risk. The Underlying ETF invests significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND PERFORMANCE

On [ ], 2027, the Predecessor Fund will be reorganized into the Fund, and upon completion of such reorganization the Fund will commence operations. The Fund will adopt the performance of the Predecessor Fund, and performance information shown below for the period prior to [ ], 2027 reflects that of the shares of the Predecessor Fund, which had a different fee structure than the Fund. Past performance may have been different if the Fund's current fee structure had been in place during the period prior to [ ], 2027.

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the

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Fund’s average annual total returns based on NAV compare to those of the S&P 500® Total Return Index, a broad-based market index, and of Syntax Defined Volatility US Large Cap 500 Index, which has similar investment objectives as the Fund.  Performance results shown in the bar chart and the performance table below for the period prior to [ ], 2027, the date of the Reorganization, reflect the performance of the Predecessor Fund. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling [ ] or by visiting the Fund’s website at [ ].

[2025]: [15.49%]

The Fund’s highest quarterly return was [14.76% (quarter ended September 30, 2025)] and the Fund’s lowest quarterly return was [(8.66)% (quarter ended March 31, 2025)].

Average Annual Total Return as of December 31, 2025
Westwood Adaptive Exposure SPY ETF	1 Year	Since Inception (12/16/2024)
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Syntax Defined Volatility US Large Cap 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

PORTFOLIO MANAGEMENT

Investment Adviser

Westwood Management Corp. serves as the investment adviser to the Fund.

Sub-Adviser

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Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Title	Length of Service
[ ]	[ ]	[ ]
Devin Ryder, CFA	Senior Portfolio Manager at Vident	Managed the Predecessor Fund since February 2026
Austin Wen, CFA	Senior Portfolio Manager at Vident	Managed the Predecessor Fund since its inception in 2024
Rafael Zayas, CFA	Senior Vice President, Head of Portfolio Management & Trading at Vident	Managed the Predecessor Fund since its inception in 2024

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) when buying or selling Fund Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem shares that have been aggregated into blocks of shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at [ ].

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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WESTWOOD ADAPTIVE EXPOSURE QQQ ETF

OBJECTIVE

The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility Triple Q’s Index (the “Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses*

(Expenses that you pay each year as a percentage of the value of your investment):

Management Fees[1]	[0.79%]
Distribution and Service (12b-1) Fees	[ ]%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
*	On [ ], 2027, the WEBs QQQ Defined Volatility ETF (the “Predecessor Fund”), will be reorganized into the Fund (the “Reorganization”). The Fund will commence operations upon the completion of the Reorganization and continue the operations of the Predecessor Fund. The “Annual Fund Operating Expenses” have been restated to reflect the Fund’s expected fees and expenses for the current fiscal year.
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual

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Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Predecessor Fund’s portfolio turnover rate was 23.48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility Triple Q’s Index. The Index is a rules-based strategy that seeks to track the performance of the Invesco QQQ TrustSM, Series 1 (“QQQ” or the “Underlying ETF”), with investment exposure to the Underlying ETF adjusted for a targeted annual volatility rate of 22% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF to the extent short-term volatility is lower than the Defined Volatility Rate and, conversely, will decrease exposure to the Underlying ETF to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

•	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;
•	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Index seeks to implement this strategy by primarily allocating to shares of the Underlying ETF and alternately allocating to either a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate, or a cash position as a way of reducing volatility to the Defined Volatility Rate. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees,

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the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Underlying ETF is an ETF that seeks to track the investment results, before fees and expenses, of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. While Index and the Underlying ETF reflect companies across major industry groups, more than 50% of the holdings are in the information technology sector. The Underlying ETF does not contain securities of financial companies, including investment companies.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the information technology sector.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse

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economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in

17

interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and

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disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions.

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High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the

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accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including

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changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk. The Underlying ETF invests significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND PERFORMANCE

On [ ], 2027, the Predecessor Fund will be reorganized into the Fund, and upon completion of such Reorganization the Fund will commence operations. The Fund will adopt the performance of the Predecessor Fund, and performance information shown below for the period prior to [ ], 2027 reflects that of the shares of the Predecessor Fund, which had a different fee structure than the Fund. Past performance may have been different if the Fund's current fee structure had been in place during the period prior to [ ], 2027.

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The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Nasdaq 100 Total Return Index, a broad-based market index, and of Syntax Defined Volatility Triple Q’s Index, which has similar investment objectives as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance results shown in the bar chart and the performance table below for the period prior to [ ], 2027, the date of the Reorganization, reflect the performance of the Predecessor Fund. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling [ ] or by visiting the Fund’s website at [ ].

[2025]: [18.12%]

The Fund’s highest quarterly return was [16.05% (quarter ended September 30, 2025)] and the Fund’s lowest quarterly return was [(11.07)% (quarter ended March 31, 2025)].

Average Annual Total Return as of December 31, 2025
Westwood Adaptive Exposure QQQ ETF	1 Year	Since Inception (12/16/2024)
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Nasdaq 100 Total Return Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Syntax Defined Volatility Triple Q’s Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

PORTFOLIO MANAGEMENT

Investment Adviser

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Westwood Management Corp. serves as the investment adviser to the Fund.

Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Title	Length of Service
[ ]	[ ]	[ ]
Devin Ryder, CFA	Senior Portfolio Manager at Vident	Managed the Predecessor Fund since February 2026
Austin Wen, CFA	Senior Portfolio Manager at Vident	Managed the Predecessor Fund since its inception in 2024
Rafael Zayas, CFA	Senior Vice President, Head of Portfolio Management & Trading at Vident	Managed the Predecessor Fund since its inception in 2024

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) when buying or selling Fund Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem shares that have been aggregated into blocks of shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at [ ].

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and

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your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

The Funds are issued by the Ultimus Managers Trust (the “Trust”). The Funds seek to manage the risk of investment exposure to an underlying index or benchmark as it relates to its annualized realized volatility. Each Fund, that seeks to provide investment results that, before fees and expenses, correspond to the performance of its respective Syntax Defined Volatility Index (each, an “Index”), will dynamically change the investment exposure to its respective Underlying ETF, with a targeted annualized defined volatility level as listed below (the “Defined Volatility Rate”). Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time.

Fund	Underlying ETF	Defined Volatility Rate
Westwood Adaptive Exposure SPY ETF	State Street® SPDR® S&P 500® ETF Trust	20%
Westwood Adaptive Exposure QQQ ETF	Invesco QQQ TrustSM, Series 1	22%

There is no assurance that the Indexes or the Funds will successfully maintain their respective Defined Volatility Rate in accordance with their respective investment objective. Each Fund’s returns will likely differ in amount and possibly even direction from the returns of its Underlying ETF. These differences can be significant, and a Fund and its Underlying ETF may incur substantial losses. Each Fund can lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, each Fund is unlikely to match the performance of its Underlying ETF.

Each Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of its respective Index. Westwood Management Corp. (the “Adviser”) and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) manage each Fund seeking to track the performance of its Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation.

On each trading day of the Underlying ETF:

•	when the Defined Volatility Rate is approximately equal to the short-term volatility, the Index exposure to the Underlying ETF will be approximately 100%.
•	when the short-term volatility is lower than the Defined Volatility Rate, the Index increases exposure to the Underlying ETF above 100%, to achieve a volatility level of the Defined Volatility Rate, with a maximum exposure to the Underlying ETF of approximately 200%.
•	when the short-term volatility is higher than the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF to less than 100%, to achieve a volatility level of the Defined Volatility Rate.

Syntax Defined Volatility Index Portfolio. Each Index’s constituents are comprised of:

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•	a long position in the Underlying ETF;
•	when the short-term volatility is lower than the Defined Volatility Rate, an additional total return swap agreement on the Underlying ETF; and
•	when the short-term volatility is higher than the Defined Volatility Rate, an additional Cash Position.

Each Fund will seek to position its portfolio so that the Fund’s investment exposure is consistent with its investment objective. In general, changes to the ratio of Defined Volatility Rate to short-term volatility each day will determine whether the Fund’s portfolio needs to be repositioned. While the Adviser uses a mathematical approach to implementing an Index, the time and way in which a Fund rebalances its portfolio may vary from day to day at the sole discretion of the Adviser depending upon market conditions and other circumstances. If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than its stated objective. As a result, the Fund may be more or less exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

The indexing strategy for each Fund has the potential to minimize investment decay by reducing required daily rebalancing events and to provide upside appreciation without the implementation of an upside cap. Each Index utilizes trading bands of +.05/-.05 to reduce the frequency of daily portfolio rebalancing. Whenever the actual exposure of the Index diverges from the target exposure by more than 0.05 (five percentage points), the Index is reallocated effective for the following trading date such that the actual exposure as of that date's market open will be equal to the target exposure, subject to a maximum target exposure of 200%. While the Funds are not subject to an upside cap, each Fund’s returns will generally not match those of its Underlying ETF.

The Funds may engage in active and frequent trading of portfolio securities to achieve their investment strategies. High levels of portfolio turnover can increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Funds.

Each Fund may use a replication strategy, which is an indexing strategy that involves investing in the financial instruments of an index in approximately the same proportions as in such index. However, each Fund may obtain investment exposure to its Index by holding instruments other than the Underlying ETF or swaps on the Underlying ETF. In this regard, a Fund may invest in exchange-traded funds (and swaps on such exchange-traded funds) that have substantially identical investment performance as its Underlying ETF. In addition, in seeking to achieve the performance of an Index, a Fund may enter into swap agreements that reference the entire Index investment exposure in lieu of holding exchange-traded funds and Cash Positions. Each Fund may reduce its investment exposure to the Underlying ETF through the terms of its total return swap agreements rather than selling positions.

The amount of exposure a Fund has to a specific combination of financial instruments may differ and may be changed without shareholder approval at any given time. The amount of a Fund’s exposure should be expected to change from time to time at the discretion of the Adviser based on market conditions and other factors. In addition, the Adviser has the power to change a Fund’s investment objective, benchmark, or investment strategy at any time, without shareholder approval, subject to applicable regulatory requirements.

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The Board of Trustees (the “Board”) of the Trust may change a Fund’s investment objective, investment strategy and other policies without shareholder approval, except as otherwise indicated in this Prospectus or in the Statement of Additional Information (“SAI”). With respect to any Fund’s stated policy of investing a minimum percentage of its net assets in certain types of securities, shareholders will be provided with at least 60 days’ notice prior to any change in such investment policy.

Principal Investments

Underlying ETF. In order to achieve the investment results of the Index, each Fund invests in shares of the Underlying ETF, based on the methodology described in its respective Principal Investment Strategies section. Each Underlying ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its corresponding index.

Swap Agreements. In order to achieve the investment results of the Index, each Fund invests in swap agreements that reference its Underlying ETF, based on the methodology described in its respective Principal Investment Strategies section. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. A Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. A Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. In order to achieve the investment results of its respective Index, each Fund invests in cash, cash-like instruments or high-quality fixed income securities based on the methodology described in its Principal Investment Strategies section.

In addition, each Fund may invest in other financial instruments, such as equity securities, other investment companies, futures contracts, options contracts, including FLexible EXchange Options (“FLEX options”), and structured notes, in order to produce the investment performance of its Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in replicating the investment constituents that follow the Index, or when the use of such other investment instruments are deemed by the Fund’s portfolio managers to be more advantageous in managing the Fund’s portfolio to achieve the investment results of the Index. A Fund generally seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provides the investment results of its Index, without regard to market conditions, trends, direction, or the financial condition of a particular issuer. A Fund does not invest in securities or financial instruments based on the view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional investment research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund.

To the extent its Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, each Fund will concentrate its investments to approximately the same extent as the Underlying ETF.

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Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI and on the Funds’ website at [ ].

ADDITIONAL RISK INFORMATION

Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Funds will meet their respective stated objectives. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time, and you should review each risk factor carefully. Each risk factor below applies to each Fund unless otherwise noted. References to “a Fund” or “the Fund” below refers to each of the Funds referenced in this prospectus, unless otherwise indicated.

Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

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Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying

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ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

FLEX Options Risk. The Fund bears the risk that the Options Clearing Corporation (“OCC”) will be unable or unwilling to perform its obligations under the FLEX options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX options, the Fund may have difficulty closing out certain FLEX options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted.

Futures Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset by one party to another at a certain price and date, or cash settlement of the terms of the contract. The risk of a position in a futures contract may be very large compared to the relatively low level of margin the Fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. In the event no secondary market exists for a particular contract, it might not be possible to effect closing transactions, and the Fund will be unable to terminate the derivative. The prices of futures contracts may not correlate perfectly with movements in the securities or index underlying them.

Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers

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(including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in other investment companies securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company.  When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund

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need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

Structured Notes Risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of derivative instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk (Westwood Adaptive Exposure QQQ ETF only). The Underlying ETF invests significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying

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ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Technology Sector Risk. The Underlying ETF’s assets will be concentrated in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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MANAGEMENT

Board of Trustees. The Board is responsible for overseeing the management and business affairs of the Funds. The Board oversees the operations of the Funds by its officers. The Board also reviews management of the Funds’ assets by the investment adviser and sub-adviser. Information about the Board and executive officers of the Funds is contained in the SAI.

Adviser. Westwood Management Corp. serves as the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of the Fund, executed through the selection of the sub-adviser(s) for portfolio management and other agreed upon activities. In addition, the Adviser continuously reviews, supervises and administers each Fund’s investment program. The Adviser was formed in 1983. Its principal business address is 200 Crescent Court, Suite 1200, Dallas, Texas 75201.

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund (the “Investment Management Agreement”), each Fund has agreed to pay an annual unitary management fee to the Adviser in an amount equal to a percentage of its average daily net assets, as listed below. This unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the Adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees of the Trust and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the respective Fund.

Fund	Unitary Management Fee
Westwood Adaptive Exposure SPY ETF	[0.79%]
Westwood Adaptive Exposure QQQ ETF	[0.79%]

Sub-Adviser.  Vident serves as sub-adviser to each Fund and performs the day-to-day management of the Fund’s assets and places orders for the purchase and sale of securities for the Fund. Vident was established in 2016. As of [ ], 2026, Vident managed approximately $[ ] billion in assets. Vident’s principal business address is at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009.

Pursuant to an investment sub-advisory agreement between the Adviser, Vident and the Trust, on behalf of each Fund (the “Vident Agreement”), the Adviser has agreed to pay an annual sub-advisory fee to Vident based on the Fund’s average daily net assets. The Adviser is responsible for paying the entirety of Vident’s sub-advisory fee. The Funds do not directly pay Vident.

Additional information about the Adviser and Vident can be found in the Fund’s SAI.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and the Vident Agreement on behalf of each Fund will be available in the respective Fund’s first Form N-CSR following the Reorganization.

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Manager-of-Managers Structure

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to a Fund. The Trust and the Adviser intend to apply for exemptive relief from the SEC (the “Order”), which will permit the Adviser, on behalf of the Funds and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Advisor or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Advisor or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing a Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. Assuming the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, a Fund may elect to disclose the aggregate fees payable to the Advisor and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Advisor or its parent company, other than wholly-owned sub-advisers. The Order will be subject to various conditions, including that a Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Funds may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of each Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure will enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager-of-Managers Structure will not permit management fees paid by the Fund to the Advisor to be increased without shareholder approval. Shareholders will be notified of any changes made to the sub-adviser or material changes to sub-advisory agreements within 90 days of the change. Exemptive relief that has not been granted is subject to SEC approval, and there is no assurance the SEC will grant the requested relief.

Portfolio Managers. The Funds are managed by the portfolio managers listed below.

[ ] – [ ].

Devin Ryder, CFA, Senior Portfolio Manager at Vident. Ms. Ryder is a member of the Portfolio Management team at Vident with over five years of industry experience. Prior to joining Vident, Ms. Ryder was a Senior Software Engineer at Bloomberg, where she designed and built systems to connect ETF market participants and facilitate ETF primary market transactions. Before that, she was a Portfolio Manager at ETF Managers Group, where she specialized in domestic and international equity thematic strategies. Ms. Ryder holds a Bachelor of Science in Mathematics of Finance and Risk Management from the University of Michigan and holds the Chartered Financial Analyst designation.

Austin Wen, CFA, Senior Portfolio Manager at Vident. Mr. Wen has over a decade of investment management experience. He joined Vident in 2016 and specializes in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring, and investment analysis. Previously, he was an analyst for Vident Financial LLC, focusing on the development and review of

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investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia. Mr. Wen holds the Chartered Financial Analyst designation.

Rafael Zayas, CFA, Senior Vice President, Head of Portfolio Management & Trading at Vident. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. Previously, Mr. Zayas focused on international equities, specializing in managing and trading developed, emerging, and frontier market portfolios. Prior to joining Vident in 2017, he was a Portfolio Manager at Russell Investments for over $5 billion in quantitative strategies across global markets, including emerging, developed, and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. Mr. Zayas holds the Chartered Financial Analyst designation.

Additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

FUND SERVICE PROVIDERS

Administrator

Ultimus Fund Solutions, LLC is the Administrator for the Funds.

Custodian and Transfer Agent

[ ] is Custodian of each Fund’s investments. [ ] also serves as each Fund’s Transfer Agent.

Distributor

[ ] (the “Distributor”) is the distributor of the Shares of the Funds. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

Independent Registered Public Accounting Firm

[ ], serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Thompson Hine LLP serves as legal counsel to the Trust and the Trust’s independent trustees.

SHAREHOLDER PROCEEDINGS

The Trust is organized as an unincorporated business trust under the laws of Ohio. [ ].

INDEX/TRADEMARK LICENSES AND DISCLAIMER

The Funds are not sponsored by the third party licensors of Syntax. "Syntax" is a registered trademark of Syntax LLC and/or its affiliates and has been licensed for use by [Westwood Management Corp].

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Each Index is the property of [Westwood Management Corp] (“Licensee”). Licensee has contracted with Syntax LLC (“Syntax”) to use Index data. The Funds are not sponsored or endorsed by the third party licensors of Syntax. Indices and the related stylized mark(s) are service marks of Syntax and have been licensed for use by Licensee. "Syntax" is a trademark of Syntax and/or its affiliates and has been licensed for use by Licensee. Syntax does not make any representation or warranty regarding investment advisability. Syntax's only relationship to Licensee with respect to an Index is the licensing of certain data and IP. Syntax and its licensors are not responsible for and have not participated in the determination of the prices, amount, redemption, or timing of the sale of an ETF. Syntax has no obligation or liability in connection with the administration, marketing or trading of an ETF. Licensee may have altered the constituents, weights, or strategy of the Index as part of its selection of securities for an ETF. Inclusion of a security within an Index is neither a recommendation by Syntax, nor is it investment advice.

SYNTAX DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO. SYNTAX SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. SYNTAX MAKES NO WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES. WITHOUT LIMITING ANY OF THE FOREGOING. IN NO EVENT WHATSOEVER SHALL SYNTAX BE LIABLE FOR ANY INDIRECT. SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES.

ADDITIONAL PURCHASE AND SALE INFORMATION

Shares are listed for secondary trading on Exchange and individual Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Years Day, Dr. Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of the Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than a Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of the Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to NAV should not be sustained over long periods. Information showing the number of days the market price of the Shares was greater than a Fund’s NAV and the number of days it was less than a Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at [ ].

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (IOPV) relating to each Fund. The IOPV calculations are estimates of the value of a Fund’s NAV per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local markets close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a real-time update of the NAV per Share of a Fund, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in,

40

or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, a Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would occur, for example from an investor’s efforts to take advantage of a potential arbitrage opportunity and would interfere with the efficient implementation of each Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, the Shares are issued and redeemed only in the large quantities of Creation Units available only from the Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act (such as an underlying fund), the Fund’s NAV is calculated based upon the net asset values of such registered open-end management investment companies in which the Fund invests. The circumstances under which an underlying fund advised by the Adviser will use fair value pricing, and the related effects of using fair value pricing, are described immediately below. In connection with any registered open-end management investment companies in which a Fund invests that are not advised by the Adviser, the corresponding prospectuses for such companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Pursuant to Board-approved valuation procedures established by the Trust and the Adviser, the Board has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Fair value pricing is used by the Valuation Designee when reliable market quotations are not readily available or are not deemed to reflect current market values and when the instrument to be priced is not a security. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades, but before the next time the Fund’s NAV is calculated, that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed by the Valuation Designee, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund Shares are held in book-entry form and no stock certificates are issued. The Depository Trust Company (DTC), through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers,

41

banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or street name form for any publicly- traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant, through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. The Funds pay out substantially all of its net earnings to its shareholders as distributions.

Each Fund typically earns income dividends from stocks. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as income dividend distributions. A Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as capital gain distributions.

Income dividend distributions, if any, for a Fund are generally distributed to shareholders annually, but may vary significantly from period to period. Net capital gains for a Fund are distributed at least annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Code.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Shares makes such option available. Distributions which are reinvested will nevertheless be taxable to the same extent as if such distributions had not been reinvested.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

U.S. FEDERAL INCOME TAXATION

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds may not have been asked to review, and may not have reached a conclusion with respect to, the

42

federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Funds Status

Each Fund intends to qualify as a “regulated investment company” under the federal income tax laws. If a Funds qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

A Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by a Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

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Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by a Fund itself. A Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Taxes on Purchase and Redemption of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Fund Expenses

Expenses incurred and deducted by a Fund will generally not be treated as income taxable to you.

Non-U.S. Tax Credit

If a Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

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Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from a Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Investments in Certain Non-U.S. Corporations

If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.

GENERAL INFORMATION

Ultimus Managers Trust was organized as a Ohio business trust on February 28, 2012. If shareholders of a Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own.

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Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective series of the Trust and any acquisition of investment company shares by a Fund or of Shares by other investment companies (including by other series of the Trust) is subject to the restrictions of section 12(d)(1) of the 1940 Act. The series of the Trust (as well as other investment companies acquiring Fund Shares) may rely on Rule 12d1-4 under the 1940 Act, which allows an investment company (such as a Fund) to invest its assets in other investment companies, including ETFs, in excess of the restrictions outlined in section 12(d)(1) if it satisfies certain conditions specified in the Rule, including, among other conditions, that the investment company and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV per Share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per Share (i.e., at a discount) for various time periods is available by visiting the Funds’ website at [ ].

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, the personnel of each of those entities to invest in securities that may be purchased or held by the Funds. The Distributor relies on the principal underwriters’ exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser. Each code of ethics is on public file with, and is available from, the SEC.

DISTRIBUTION PLAN

The Funds have adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of a Fund’s average daily net assets may be made for the sale and distribution of its Shares. However, the Board has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because Rule 12b-1 fees are paid out of a Fund’s assets, over time, these fees increase the cost of your investment, and they may cost you more than certain other types of sales charges.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of

46

the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of Shares by other registered investment companies, or by the Fund in shares of other funds, and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act may invest in Shares in excess of the limits imposed by Section 12 of the 1940 Act subject to the conditions provided under Rule 12d1-4 of the 1940 Act.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance. The following financial highlights describe the financial performance of each Predecessor Fund for periods prior to the Reorganization. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). he financial data in the tables for the fiscal period ended October 31, 2026 have been audited by [•], an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, may be obtained at no charge by calling the Funds at [ ] or by visiting the Funds’ website at [ ]

[to be provided by subsequent amendment]

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WHERE TO LEARN MORE ABOUT THE FUNDS

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. The Funds’ SAI and, when available, the annual and semi-annual reports to shareholders and Form N-CSR, each of which are filed with the SEC as well as made available for download at [ ], provide more information about the Funds. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements. The SAI and the financial statements included in the Funds’ Form N-CSR are incorporated herein by reference (i.e., they are legally part of this Prospectus), which may also be obtained without charge, upon request, by writing to the Distributor, at [ ], by visiting the Funds’ website at [ ] or by calling the following number: [ ].

Investor Information:

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed on the EDGAR Database on the SECs website (http://www.sec.gov). You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Shareholder inquiries may be directed to the Funds in writing to the Distributor, at [ ], or by calling the Investor Information number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of the Funds’ Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Funds. Neither the delivery of this Prospectus nor any sale of Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Investment Company Act File No.:

811-22680

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Subject to Completion—Dated September 29, 2026

The information in this Statement of Additional Information is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

WESTWOOD ADAPTIVE EXPOSURE SPY ETF

TICKER SYMBOL: WWSP

WESTWOOD ADAPTIVE EXPOSURE QQQ ETF

 TICKER SYMBOL: WWQQ

Listed and traded on The Nasdaq Stock Market LLC

a series of

ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Westwood Adaptive Exposure SPY ETF (the “Westwood SPY Fund “) and the Westwood Adaptive Exposure QQQ ETF (the “Westwood QQQ Fund “) dated [ ], 2026, which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing the Funds at via regular/express mail at [ ], via overnight mail at [ ], or by calling toll-free [ ] or by visiting the Funds’ website at www.westwoodetfs.com.

On [ ], 2027, WEBs SPY Defined Volatility ETF (“Predecessor SPY Fund”), will be reorganized into the Westwood SPY Fund and WEBs QQQ Defined Volatility ETF (the “Predecessor QQQ Fund”) will be reorganized into the Westwood QQQ Fund (collectively, the “Reorganization” and the “Predecessor Funds”). The Westwood SPY Fund and Westwood QQQ Fund will both commence operations upon the completion of its respective Reorganization and continue the operations of the Predecessor SPY Fund and Predecessor QQQ Fund. Historical financial information and other information contained in this SAI for periods prior to [ ], 2027 is that of the respective predecessor fund.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	1
INVESTMENT RESTRICTIONS	11
MANAGEMENT OF THE TRUST	12
INVESTMENT ADVISER	18
PORTFOLIO TRANSACTIONS	21
THE DISTRIBUTOR	22
OTHER SERVICE PROVIDERS	22
GENERAL INFORMATION	25
DETERMINATION OF NET ASSET VALUE	29
ADDITIONAL TAX INFORMATION	29
FINANCIAL STATEMENTS	34
APPENDIX A	A-1
APPENDIX B	B-1
APPENDIX C	C-1

STATEMENT OF ADDITIONAL INFORMATION

ORGANIZATION OF THE TRUST

General

The Westwood Adaptive Exposure SPY ETF (“Westwood SPY Fund”) and the Westwood Adaptive Exposure QQQ ETF (“Westwood QQQ Fund”) (each a “Fund” and collectively the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end management investment company. The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Funds’ investments are managed by Westwood Management Corp. (the “Adviser”). Vident Asset Management (“Vident” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. For further information on the Funds, please call [ ].

On [ ], 2026, the Board of Trustees of WEBs ETF Trust approved an Agreement and Plan of Reorganization providing for the Reorganization of each of its existing series with and into two newly created series of Ultimus Managers Trust, managed by Westwood Management Corp.

Each Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of a block of shares.

Shares of each Fund are listed and traded on the Nasdaq Stock Market LLC (the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from a Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board of Trustees of the Trust (the “Board”). Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. Each Fund currently offers only one class of shares. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and sale of shares of the Funds, see “How to Buy and Sell Shares” in the Funds’ Prospectus and in this SAI. For a description of the methods used to determine the share price and value of each Fund’s assets, see “Determination of Net Asset Value” in the Funds’ Prospectus and in this SAI.

The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. Each Fund’s annual financial statements contain additional performance information and will be made available to investors upon request and without charge.

Diversification

1

Each Fund has elected to qualify as a non-diversified series of the Trust.

Disclaimer

The Funds are not sponsored by the third party licensors of Syntax. "Syntax" is a registered trademark of Syntax LLC and/or its affiliates and has been licensed for use by Westwood Management Corp.

Each Index is the property of Westwood Management Corp. (“Licensee”). Licensee has contracted with Syntax LLC (“Syntax”) to use Index data. The Funds are not sponsored or endorsed by the third party licensors of Syntax. Indices and the related stylized mark(s) are service marks of Syntax and have been licensed for use by Licensee. "Syntax" is a trademark of Syntax and/or its affiliates and has been licensed for use by Licensee. Syntax does not make any representation or warranty regarding investment advisability. Syntax's only relationship to Licensee with respect to the Index is the licensing of certain data and IP. Syntax and its licensors are not responsible for and have not participated in the determination of the prices, amount, redemption, or timing of the sale of an ETF. Syntax has no obligation or liability in connection with the administration, marketing or trading of an ETF. Licensee may have altered the constituents, weights, or strategy of the Index as part of its selection of securities for an ETF. Inclusion of a security within an Index is neither a recommendation by Syntax, nor is it investment advice.

SYNTAX DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO. SYNTAX SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. SYNTAX MAKES NO WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES. WITHOUT LIMITING ANY OF THE FOREGOING. IN NO EVENT WHATSOEVER SHALL SYNTAX BE LIABLE FOR ANY INDIRECT. SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES.

HOW TO BUY AND SELL SHARES

Creation Units

Each Fund will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in Deposit Trust Company (“DTC”) with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with Ultimus Funds Distributors, LLC, the Funds’ distributor (the “Distributor”), that governs transactions in the Funds’ Creation Units.

Each Fund sells and redeems Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the Exchange is open for business. The Exchanges are closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of Deposit Securities, together with the deposit of a Cash Component, plus a transaction fee. Each Fund is listed on an Exchange. Shares will trade on an Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

Each Fund reserves the right to offer creations and redemptions of shares for cash.

Exchange Listing and Trading

Shares of each Fund are available to the public on the Exchange and trade at market prices rather than NAV. Shares of each Fund may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of a Fund from listing and trading upon termination of a Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse a Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by a Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of a Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$[ ]	[ ]%

*       As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to a Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from a Fund.

On each day the Exchange is open for business (“Business Day”), prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. Each Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. Each Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders and Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order in proper form to the Distributor or its agent no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (any portion of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to a Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to a Fund for any losses incurred by a Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of a Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by a Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to a Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to a Fund, immediately available or same day funds in U.S. dollars estimated by a Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by a Fund. Each Fund’s determination shall be final and binding.

Each Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form or the Deposit Securities delivered do not consist of the securities that the Custodian specified; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Custodian; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful or (f) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Funds’ Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. Each Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Each Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to a Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, a Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to such Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by a Fund. More information regarding the Funds’ current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption.

Security in the current Redemption Basket (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. Each Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to a Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to a Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

MANAGEMENT OF THE FUNDS

Overall responsibility for management and supervision of each Fund and the Trust rests with the Board. The members of the Board (the “Trustees”) are elected by the Trust’s shareholders or are existing members of the Board as permitted under the 1940 Act and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). Each Trustee

serves for a term of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

The Trust will be managed by the Board in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, all of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustees and attendance at meetings of the Board. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Attached in Appendix A is a table that sets forth the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, length of time served in their position, and their principal occupation(s) during the past five years, and any other directorships held by the Trustee. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.

Leadership Structure and Qualifications of Trustees

As noted above, the Board consists of five Trustees, all of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust.

In addition to the Funds, the Trust has other series managed by other investment advisers. The Board has engaged various investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and the Declaration of Trust.

The Board meets at least four times throughout the year. The Board generally meets in person, but may meet by telephone or videoconference as permitted by the 1940 Act. In addition, the Trustees may meet in person, by telephone or videoconference at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership

The Board is led by its Chairperson, Ms. Janine L. Cohen, who is also an Independent Trustee. The Chairperson generally presides at all Board Meetings, facilitates communication and coordination between the Trustees and management, and reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairperson works closely with Trust counsel and counsel to the Independent Trustees. The Chairperson is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Funds, including monitoring the activities of all of the Funds’ service providers.

The Board believes that its leadership structure, including having an Independent Trustee serve as Chairperson and all Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committees

The Board has established the following standing committees:

15(c) Contract Committee: The 15(c) Contract Committee is responsible for the oversight of the Funds’ 15(c) contract review process. All of the members of the 15(c) Contract Committee are Independent Trustees. Ms. Jacqueline A. Williams is the Chairperson of the 15(c) Contract Committee.

Audit Committee. The principal functions of the Audit Committee are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (iv) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager on the other hand. Messrs. Robert E. Morrison, Clifford N. Schireson, and Keith Shintani, and Mses. Janine L. Cohen and Jacqueline A. Williams are the members of the Audit Committee. Mr. Schireson is the Chairperson of the Audit Committee and presides at its meetings.

Nominations and Governance Committee (the “Governance Committee”): The Governance Committee nominates and selects persons to serve as members of the Board, including Independent Trustees and “interested” Trustees and assists in reviewing the Trust’s governance practices and standards. In selecting and nominating persons to serve as Independent Trustees, the Governance Committee will not consider nominees recommended by shareholders of the Trust unless required by law. Messrs. Morrison, Schireson, and Shintani and Mses. Cohen and Williams are the members of the Governance Committee. Mr. Morrison is the Chairperson of the Governance Committee and presides at its meetings.

Qualifications of the Trustees. The Governance Committee reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Governance Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Governance Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on the recommendation of the Governance Committee, that each Trustee’s experience, qualifications, attributes or skills on both an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee qualifications listed above, each of the Trustees has additional Trustee qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table included in Appendix A and as follows:

Independent Trustees

Janine L. Cohen, retired, was an executive at AER Advisors, Inc. (“AER”) from 2004 through her retirement in 2013. Ms. Cohen served as the Chief Financial Officer (“CFO”) from 2004 to 2013 and Chief Compliance Officer (“CCO”) from 2008 to 2013 at AER. During her tenure at AER, she was actively involved in developing financial forecasts, business plans, and SEC registrations. Prior to those roles, Ms. Cohen was a Senior Vice President at State Street Bank. Ms. Cohen has over 30 years of experience in the financial services industry. She holds a B.S. in Accounting and Math from the University of Minnesota and is a Certified Public Accountant. Ms. Cohen has been the Chairperson since October 2019 and a Trustee since January, 2016.

Jacqueline A. Williams has served as the Managing Member of Custom Strategy Consulting, LLC since 2017, where she provides consulting services to investment managers. Prior to that, she served as a Managing Director of Global Investment Research for Cambridge Associates, LLC since 2005. Earlier in her career, Ms. Williams served as a Principal at Equinox Capital Management, LLC where she was chairperson of the stock selection committee and the firm’s financial services analyst. Ms. Williams also served as an Investment Analyst at IBJ Schroder Bank & Trust Company where she monitored U.S. financial services stocks. Ms. Williams has over 25 years of experience in the investment management industry. Ms. Williams earned an A.B. in Religion from Duke University and a Ph.D. in Religious Studies from Yale University. She has been a Chartered Financial Analyst charter holder since 1990. Ms. Williams has been a Trustee since June 2019.

Clifford N. Schireson, retired, was the founder of Schireson Consulting, LLC, which he launched in 2017, until his retirement in 2021. Prior to that, Mr. Schireson was Director of Institutional Services from 2004 to 2017 at Brandes

Investment Partners, LP, an investment advisory firm, where he also was co-head of fixed income and a member of the fixed-income investment committee. From 1998 to 2004, he was a Managing Director at Weiss, Peck & Greer LLC specializing in fixed-income products for both taxable and municipal strategies for institutional clients. Mr. Schireson has over 20 years of experience in the investment management industry as well as 20 years of experience in the investment banking industry. Mr. Schireson holds an A.B. in Economics from Stanford University and an M.B.A. from Harvard Business School. Mr. Schireson has been a Trustee since June 2019.

Robert E. Morrison serves as a Managing Director at Midwest Trust and FCI Advisors from February 2022 to present. Previously, Mr. Morrison was a Senior Vice President at Huntington Private Bank, where he worked from 2014 to 2022. From 2006 to 2014, he served as the CEO, President and Chief Investment Officer of 5 Star Investment Management. Mr. Morrison has a B.S. in Forestry Management from Auburn University and is a graduate of the Personal Financial Planning program of Old Dominion University. Mr. Morrison previously served on the Ultimus Managers Trust Board of Trustees as the Founding Chairman of the Trust in 2012. Mr. Morrison resigned from the Board in 2014 as a result of a business conflict that no longer exists. Mr. Morrison has over 32 years of financial services experience, focusing on asset management and wealth management. Mr. Morrison has been a Trustee since June 2019.

Keith Shintani, retired, served as a Senior Vice President of Relationship Management at U.S. Bank Global Fund Services, where he worked from 1998 until June 2022. Previously, Mr. Shintani was Director of Finance at Charles Schwab Investment Management, where he worked from January 1997 through December 1997. From 1993 to 1995, he served as a Manager of Mutual Fund Operations of PIMCO Advisors L.P. From 1989 to 1993, Mr. Shintani served as a Variable Products Manager of Pacific Life Insurance Company. From 1986 to 1989, he served as a Senior Accountant of Deloitte and Touche. Mr. Shintani has a B.S. in Accounting from University of Southern California. Mr. Shintani’s has been a Trustee since January 2024.

References above to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Risk Oversight

The operation of a registered investment company, including its investment activities, generally involves a variety of risks. As part of its oversight of the Funds, the Board oversees risk through various regular board and committee activities. The Board, directly or through its committees, reviews reports from, among others, the Adviser, the Trust’s CCO, the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Funds and the risk management programs of the Adviser, with respect to the Funds’ investments and trading activities, and certain service providers. The actual day-to-day risk management with respect to the Funds resides with the Adviser, with respect to the Funds’ investment and trading activities, and other service providers to the Funds. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Funds can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s CCO at least annually, outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives an annual written report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the Trust’s CCO to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of each Fund, including each Fund’s investment performance, as well as reports regarding the valuation of each Fund’s securities (when applicable). The Board also receives quarterly reports from the Fund’s Administrator, Transfer Agent and the distributor on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of each Fund’s investment advisory agreement (each an “Advisory Agreement”), the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of the Funds’ Shares. The following table shows each Trustee’s beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2025.

Name of Trustee	Dollar Range of Shares owned by Trustee in Westwood SPY Fund	Dollar Range of Shares owned by Trustee in Westwood QQQ Fund	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Independent Trustees
Janine L. Cohen	None	None	over $100,000
Jacqueline A. Williams	None	None	None
Clifford N. Schireson	None	None	None
Robert E. Morrison	None	None	None
Keith Shintani	None	None	None

Ownership in Fund Affiliates. As of December 31, 2025, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or the Distributor.

Trustee Compensation. No director, officer or employee of the Adviser or the Funds’ Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. As of January 1, 2026, each Independent Trustees receives a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who receives a $2,140 annual retainer, the Chairperson of the Audit Committee, the Chairperson of the 15(c) Contract Committee, and the Chairperson of the Nominations and Governance Committee, each of whom receives a $1,700 annual retainer for serving as such. From January 1, 2024 until December 31, 2025, each Independent Trustee received a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who received a $2,000 annual retainer, the Chairperson of the Audit Committee and Chairperson of the 15(c) Contracts Committee who received a $1,700 annual retainer for serving as such. The Trust reimburses each Trustee and officer for their travel and other expenses incurred by attending meetings.

The following table provides the amount of compensation payable to each Trustee during the Funds’ fiscal year ended October 31, 2025:

Name of Trustee			Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From All Funds Within the Trust
	Aggregate Compensation From Westwood SPY Fund	Aggregate Compensation From Westwood QQQ Fund
Independent Trustees
Janine L. Cohen	None	None	None	None	$ 152,800
Robert E. Morrison	None	None	None	None	$ 142,750
Clifford N. Schireson	None	None	None	None	$ 142,750
Jacqueline A. Williams	None	None	None	None	$ 129,350
Keith Shintani	None	None	None	None	$ 129,350

Principal Holders of Voting Securities. As of [ ], 2026, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting or investment power) less than 1% of the then outstanding shares of the Funds. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Predecessor SPY Fund and Predecessor QQQ Fund:

[ ]

A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than the vote of other shareholders.

PORTFOLIO HOLDINGS DISCLOSURE

Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board and in accordance with each Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by each Fund and which brokers are eligible to execute the Funds’ portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the OTC market are generally principal transactions with dealers. With respect to the OTC market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment consistent with its obligation to seek best execution and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for equity transactions on behalf of each Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by each Fund. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Funds. While the Adviser generally seeks competitive commissions, the Funds may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the U.S. and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

INVESTMENT ADVISORY AND OTHER SERVICES

General

Westwood Management Corp., a New York corporation formed in 1983, located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Westwood is a wholly owned subsidiary of Westwood Holdings Group, Inc. (“Westwood Holdings”). As of [ ], 2026, Westwood had approximately $[ ] billion in assets under management.

Sub-Adviser. The Adviser has retained Vident, located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to serve as trading sub-adviser for the Funds. The Sub-Adviser was established in 2016 and is owned by Vident Capital Holdings, LLC. Vident Capital Holdings, LLC is controlled by MM VAM, LLC, which is owned by Casey Crawford. As of [ ], 2026, the Sub-Adviser had approximately $[ ] billion in assets under management.

Pursuant to an Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for [ ]

[The Adviser manages each Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board. The Adviser is responsible for investment decisions and provides each Fund with a portfolio manager to execute purchases and sales of securities.] The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or a Fund in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Manager-of-Managers Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to a Fund. The Trust and the Adviser intends to apply for exemptive relief from the SEC (the “Order”), which will permit the Adviser, on behalf of the Funds and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing a Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. Assuming the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, a Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly-owned sub-advisers. The Order will be subject to various conditions, including that a Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Funds may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of each Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure will enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager-of-Managers Structure will not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to the Sub-Adviser or material changes to sub-advisory agreements within 90 days of the change. Exemptive relief that has not been granted is subject to SEC approval, and there is no assurance the SEC will grant the requested relief.

Advisory Agreements with the Trust

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to each Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser to each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees.

Under the Advisory Agreement, the Adviser bears all of the costs of a Fund (except for advisory fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses.

After the initial two-year term, the continuance of the Advisory Agreement with respect to each Fund must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement with respect to each Fund is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. The Adviser may also terminate the Advisory Agreement on not less than 30 days’ nor more than 60 days’ written notice to the Trust. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

The Adviser has engaged Vident, to serve as the sub-adviser for the Funds. As compensation for the sub-advisory services it provides to the Funds, the Adviser pays the Sub-Adviser a monthly fee. The fee paid to the Sub-Adviser by the Adviser is paid from the Adviser’s management fee and is not an additional cost to the Funds.

The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of up to two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to each of the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a particular Fund. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares or by the Adviser on not less than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

Portfolio Managers

Potential Conflicts of Interest

The Westwood portfolio managers’ management of other registered investment companies, other pooled investment vehicles, and other accounts (collectively referred to as “other accounts”) may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser’s trade allocation policy is to aggregate client transactions, including the Funds’, where possible when it is believed that such aggregation may facilitate the Adviser’s duty of best execution. Client accounts for which are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro-rata based on each client’s participation in the transaction. The Adviser generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. The Adviser’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Adviser prohibits late trading, frequent trading and/or market timing in the Funds and monitors trades daily to ensure this policy is not violated.

The Vident portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Sub-Adviser could favor one account over another. Another potential conflict could include the Sub-Adviser’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Sub-Adviser could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Managers

[ ] from the Adviser

Rafael Zayas, CFA, Austin Wen, CFA, and Devin Ryder, CFA from the Sub-Adviser.

Compensation

Westwood compensates [ ].

The Portfolio Managers of the Sub-Adviser are compensated by the Sub-Adviser in the form of a fixed base salary and discretionary bonus that is not tied to the performance of the Funds.

Other Accounts Managed by Portfolio Managers

The following tables reflect information regarding accounts other than the Funds for which each portfolio manager to the Funds has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), the information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below is the chart of each portfolio manager’s investments in the Fund they manage as of October 31, 2025.

Name of Portfolio Manager	Other Accounts Managed (As of [ ])			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category (in thousands)	Number of Accounts in Category	Total Assets in Accounts in Category
[ ]	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]
Rafael Zayas, CFA	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]
Austin Wen, CFA	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]
Devin Ryder, CFA	Registered investment companies	[ ]	[ ]	[ ]	[ ]
	Other pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other accounts	[ ]	[ ]	[ ]	[ ]

Ownership of Fund Shares

The following chart sets forth the dollar range of Fund shares beneficially owned by each portfolio manager in the Funds that they manage as of October 31, 2025, using the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000.

Portfolio Manager	Westwood SPY Fund	Westwood QQQ Fund
[ ]	None	None
Rafael Zayas	[ ]	[ ]
Austin Wen	[ ]	[ ]
Yin Bhuyan	[ ]	[ ]

Codes of Ethics

The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics (each a “COE” and collectively, the “COEs”) designed to prevent their respective personnel subject to the COE from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to the COEs). These COEs permit personnel subject to the COEs to invest in securities, including securities that may be purchased or held by the Funds, but prohibit such personnel from engaging in personal investment activities that compete with or attempt to take advantage of the Funds’ planned portfolio transactions. Each of these parties monitors compliance with its respective COE.

Proxy Voting

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Funds intend to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix B and Appendix C, respectively.

The Trust is required to disclose annually the Funds’ complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record will be available: (i) without charge, upon request, by calling 1-877-FUND-WHG (1-877-386-3944) and (ii) on the SEC’s website at sec.gov.

Administrator and Fund Accountant

Ultimus Fund Solutions, LLC (“Ultimus”, the “Administrator”, or the “Transfer Agent”) located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, transfer agent and fund accountant (the “Fund Accountant”) to the Funds pursuant to an ETF Master Services Agreement (the “Master Services Agreement”).

As Administrator, Ultimus assists in supervising all operations of each Fund (other than those performed by the Adviser under each Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Master Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

•	prepares and assembles reports required to be sent to each Fund’s shareholders and arranges for the printing and dissemination of such reports;

•	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

•	files each Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

•	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

•	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

Ultimus receives fees from the Adviser for its services as Administrator and Fund Accountant and is reimbursed for certain expenses assumed pursuant to the Master Services Agreement.

The Master Services Agreement between the Adviser, on behalf of each Fund, and Ultimus, unless otherwise terminated as provided in the Master Services Agreement, is renewed automatically for successive one-year periods after the initial term.

The Master Services Agreement provides that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Master Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

The Adviser pays Ultimus fees in accordance with the Master Services Agreement for such services.

Custodian and Transfer Agent

[ ] is Custodian of each Fund’s investments. The Custodian acts as each Fund’s depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. [ ] also serves as each Fund’s Transfer Agent.

Independent Registered Public Accounting Firm

[ ], located at [ ], serves as the independent registered public accounting firm for each Fund and audits the annual financial statements of each Fund.  [ ], an affiliate of [ ] provides tax services and other permissible non-audit services as requested.

Legal Counsel

Thompson Hine LLP, located at 3900 Key Center, 127 Public Square, Cleveland, Ohio 44114, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement

Under the terms of a Compliance Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, provides an individual with the requisite background and familiarity with the Federal securities laws to serve as the Trust’s CCO and to administer the Trust’s compliance policies and procedures. The Adviser pays NLCS fees in accordance with the Compliance Consulting Agreement for such services.

INVESTMENT OBJECTIVES AND POLICIES

The principal strategies and risks of investing in the Funds are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objectives and policies of a Fund may be changed without shareholder approval.

Westwood Adaptive Exposure SPY ETF

Under normal circumstances, the Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility US Large Cap 500 Index.

The Fund will concentrate its investments in an industry or group of industries to approximately the same extent as its Underlying ETF.

Westwood Adaptive Exposure QQQ ETF

Under normal circumstances, the Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility Triple Q’s Index.

The Fund will concentrate its investments in an industry or group of industries to approximately the same extent as its Underlying ETF.

The Funds use a rules-based, transparent strategy, seeking to offer a more stable investment experience and better risk-adjusted returns. Volatility measures the degree to which an investment’s value can fluctuate over a certain period. The Funds dynamically adjust exposure to equity markets based on daily market volatility, adjusting market exposure based upon a representative, historical long-term volatility rate.

The Funds seek to provide the following investment benefits:

●	Uncapped Upside Potential: Unlike traditional risk mitigation strategies, the Funds seek to provide market gains without a designated “cap” on upside performance.
●	Smart Core Holding: The Funds seek to maintain exposure to essential indices (or subsets thereof), while benefiting from a strategy that manages volatility.
●	Dividend Income: In contrast to certain other option-based strategies, the Funds generate dividends, providing an additional layer of income for investors.
●	Tax Efficiency: Through its in-kind creation and redemption capabilities, the Funds seek to avoid negative tax consequences associated with certain options-based volatility strategies.

Additional Index Information

Each Index is a rules-based strategy that seeks to track the total returns of its Underlying ETF, with investment exposure to its Underlying ETF adjusted for a targeted annualized volatility rate as listed below (the “Defined Volatility Rate”).

Fund	Index	Underlying ETF	Defined Volatility Rate
Westwood Adaptive Exposure SPY ETF	Syntax Defined Volatility US Large Cap 500 Index	State Street® SPDR® S&P 500® ETF Trust	20%
Westwood Adaptive Exposure QQQ ETF	Syntax Defined Volatility Triple Q’s Index	Invesco QQQ TrustSM, Series 1	22%

For more information relating to each Index, please visit the Funds’ website at www.westwoodetfs.com.

Disclaimer

The Funds are not sponsored by the third party licensors of Syntax. "Syntax" is a registered trademark of Syntax LLC and/or its affiliates and has been licensed for use by Westwood Management Corp.

Each Index is the property of Westwood Management Corp. (“Licensee”). Licensee has contracted with Syntax LLC (“Syntax”) to use Index data. The Funds are not sponsored or endorsed by the third party licensors of Syntax. Indices and the related stylized mark(s) are service marks of Syntax and have been licensed for use by Licensee. "Syntax" is a trademark of Syntax and/or its affiliates and has been licensed for use by Licensee. Syntax does not make any representation or warranty regarding investment advisability. Syntax's only relationship to Licensee with respect to the Index is the licensing of certain data and IP. Syntax and its licensors are not responsible for and have not participated in the determination of the prices, amount, redemption, or timing of the sale of a Fund. Syntax has no obligation or liability in connection with the administration, marketing or trading of a Fund. Licensee may have altered the constituents, weights, or strategy of the Index as part of its selection of securities for a Fund. Inclusion of a security within an Index is neither a recommendation by Syntax, nor is it investment advice.

SYNTAX DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO. SYNTAX SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. SYNTAX MAKES NO WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES. WITHOUT LIMITING ANY OF THE FOREGOING. IN NO EVENT WHATSOEVER SHALL SYNTAX BE LIABLE FOR ANY INDIRECT. SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES.

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds’ investment programs will be successful. Investors should carefully review the descriptions of the Funds’ investments and associated risks described in the Prospectus and this SAI. No investment in shares of the Funds should be made without first reading the Prospectus. Unless otherwise indicated, percentage limitations, if any, apply at the time of purchase of the applicable securities.

General Investment Risks

Prices of securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of all types of securities, including securities held by the Funds, can decline.

Market Risk

Market risk is the risk that the value of the securities in the Funds’ portfolios may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Funds’ investments, economic conditions and general market conditions. Certain market events could increase volatility and exacerbate market risk, and could result in trading halts, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, terrorism, military action and epidemics, pandemics or other public health issues. Any of the foregoing market events can adversely affect the economies of one or more countries or the entire global economy, certain industries or individual issuers, and capital and security markets in ways that cannot necessarily be foreseen or quickly addressed.

As shown with the novel coronavirus disease (“COVID-19”), market events (including public health crises and concerns) can have a profound economic and business effect that results in cancellations and disruptions to supply chains and customer activity, disruption and displacement of one or more sectors or industries, closing of borders and imposition of travel restrictions and quarantines, general public concern and uncertainty and, in extreme cases, exchange trading halts due to rapidly falling prices. The impact of COVID-19 caused significant volatility and declines in global financial markets, including the U.S. financial markets. Further, COVID-19 led to production cutbacks for many companies and coupled with changes in consumer spending fueled by government stimulus, created a supply/demand imbalance and resulted in higher prices and inflation, the result of which can affect a company’s financial condition and ability to manufacture and sell its products. Likewise, the Russian invasion of Ukraine in early 2022 has caused increased volatility in various financial markets. The conflict has resulted in economic sanctions against Russia from both government entities and corporations and banking entities. The extent of the effects this will have throughout the world is impossible to predict, but this military action has already resulted in supply chain disruptions and increased trading costs.

Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Funds. During periods of market volatility, security prices (including securities held by the Funds) could change drastically and rapidly and therefore adversely affect the Funds.

Equity Securities

Each of the Fund’s portfolio will generally be comprised of common stock and preferred stock traded on securities exchanges, both domestic and foreign, or over-the counter (“OTC”) markets. In addition, each Fund may invest in domestic and foreign equity securities. The prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds own, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities, including securities held by the Funds, will likely decline.

Common Stock

As noted above, the Funds’ portfolio will generally include common stock. Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock a Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all stocks, which may also result in losses for the Funds. Market declines may continue for any indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks, including common stocks held by the Funds, will likely decline.

Preferred Stock

As noted above, the Fund’s portfolio may include preferred stocks, Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock. Like common stocks, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and industry-specific changes.

Warrants and Rights

The Funds may acquire ownership of warrants and rights by virtue of its ownership of common stocks. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Covered Call Options

By writing covered call options on a portion of a Fund's portfolio in return for the receipt of premiums, such Fund will give up the opportunity to benefit from potential increases in the value of the Reference Index above the exercise prices of such options, but may continue to bear the risk of declines in the value of the Reference Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. Additionally, because such Fund will write options on a portion of the stocks underlying the Reference Index, rather than on the Reference Index itself, it is possible that such Fund may decrease in value, even in circumstances where the Reference Index increases in value, particularly during periods where the returns of the stocks underlying the Reference Index are relatively uncorrelated. A Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security when the option holder exercises the option. In addition, such Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless such Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, such Fund may be unable to write options at times that may be desirable or advantageous to do so.

Derivatives Risk

Each Fund, subject to its investment strategies and policies, may purchase and write call and put options on securities, securities indices and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. A Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. A Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. A Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to correctly forecast interest rates and other economic factors. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. A Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Privately negotiated derivatives typically may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Investment in futures-related and commodity-linked derivatives may subject a Fund to additional risks, and in particular may subject a Fund to greater volatility than investments in traditional securities. The value of futures-related and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to RICs under Subchapter M of the Code, a Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if a Fund’s investment in commodities-linked derivatives were to exceed a certain threshold, the Fund could fail to qualify for the special tax treatment available to RICs under Subchapter M of the Code.

For funds using a significant amount of derivatives, Rule 18f-4 (the “Derivatives Rule”) mandates a fund adopt and/or implement: (i) value at risk limitations; (ii) a written derivatives risk management program; (iii) Board oversight responsibilities; and (iv) reporting and recordkeeping requirements. The Derivatives Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements.

Foreign Securities

The Funds may invest in securities of foreign issuers that trade on United States (“U.S.”) and foreign stock exchanges or in the form of American Depositary Receipts (“ADRs”). ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs, in registered form, are designed for use in the U.S. securities markets. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Investments in ADRs are subject to risks similar to those associated with direct investments in foreign securities.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates, exchange control regulations, and capital controls. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Changes in foreign exchange rates will affect the value of those securities, which are denominated or quoted in a currency other than the U.S. dollar. Therefore, to the extent the Funds invests in a foreign security, which are denominated or quoted in currencies other than the U.S. dollar, there is a risk that the value of such security will decrease due to changes in the relative value of the U.S. dollar and the securities underlying foreign currency. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), limits on proxy voting and difficulty in enforcing legal rights outside the U.S. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Foreign Exchange Risk and Currency Transactions

The Funds may invest in currency transactions. The value of foreign investments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used to (i) gain exposure to a particular currency or currencies as a part of a Fund’s investment strategy, (ii) when a security denominated in a foreign currency is purchased or sold, or (iii) when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. With respect to subparagraphs (ii) and (iii), a forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes foreign exchange forwards in the definition of “swap” as well as OTC derivatives and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and otherwise regulated by the Commodity Futures Trading Commission (the “CFTC”). The CFTC has been granted authority to regulate forward foreign currency contracts and many of the final regulations already adopted by the CFTC will apply to such contracts, however a limited category of forward foreign currency contracts were excluded from certain of the Dodd-Frank Act regulations by the Secretary of the U.S. Department of the Treasury (the “U.S. Treasury”). Therefore, trading by the Funds in forward foreign currency contracts excluded by the U.S. Treasury are not subject to the CFTC regulations to which other forward foreign currency contracts are subject.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an OTC trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Funds’ performance may be adversely affected as the Adviser may be incorrect in its forecasts of market value and currency exchange rates.

Investment Companies

The Funds may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds and exchange traded funds (“ETFs”). Investments in other investment companies subject the Funds to additional operating and management fees and expenses. For example, a Fund’s investors will indirectly bear fees and expenses charged by underlying investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Generally, under Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), a fund may not acquire shares of another investment company if, immediately after such acquisition, (i) a fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) a fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) more than 10% of a fund’s total assets would be invested in investment companies. Under certain statutory and regulatory exemptions, a fund may invest in registered and unregistered money market funds in excess of these limitations. The Funds may rely upon any applicable statutory or regulatory exemptions in investing in other investment companies. The Funds generally expect to rely on Rule 12d1-1 under the 1940 Act when purchasing shares of a money market fund. Under Rule 12d1-1, the Funds may generally invest without limitation in money market funds as long as the Funds pay no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the Adviser waives its Management Fee in an amount necessary to offset any sales charge or service fee. The Funds generally expect to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds. Under Section 12(d)(1)(F), the Funds may generally acquire shares of another investment company unless, immediately after such acquisition, the Funds and their affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”). To the extent the 3% Limitation applies to an investment the Funds wish to make, the Funds may be prevented from allocating their investments in the manner that the Adviser considers optimal. Also, under the 1940 Act, to the extent that the Funds rely upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Funds must either seek instructions from their shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by each in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of investment company shares held by the Funds in reliance on Section 12(d)(1)(F), the Funds intend to vote such shares in the same proportion as the vote of all other holders of such securities. In addition, the Fund may also invest in excess of the Section 12(d)(1) limits in accordance with Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”), subject to the limitations and conditions set forth therein, including that an acquiring fund relying on Rule 12d1-4 must enter into a fund of funds investment agreement with the acquired fund and may be subject to certain voting requirements depending on the acquiring fund’s ownership in the acquired fund. All these restrictions and conditions may limit the Funds’ ability to invest in other investment companies to the extent desired.

Exchange Traded Funds and Similar Instruments

Shares of ETFs and other similar instruments may be purchased by the Funds. An ETF is typically an investment company registered under the 1940 Act that holds a portfolio of common stocks designed to track the performance of a particular index or market sector. Alternatively, ETFs may be actively managed pursuant to a particular investment strategy, similar to other non-index based investment companies. ETFs are traded on a securities exchange based on their market value. ETFs sell and redeem their shares at net asset value (“NAV”) in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day. ETFs are traded on a securities exchange based on their market value.

Instruments the Funds may purchase that are similar to ETFs represent beneficial ownership interests in specific “baskets” of securities of companies within a particular industry sector or group. These securities may also be listed on national securities exchanges and purchased and sold in the secondary market, but unlike ETFs, are not investment companies under the 1940 Act. Such securities may also be exchange traded, but because they are not registered as investment companies, they are not subject to the percentage investment limitations imposed by the 1940 Act.

An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of securities prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional registered investment companies: (1) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; (4) ETF shares may be delisted from the exchange on which they trade; and (5) activation of “circuit breakers” by the exchange (which are tied to large decreases in stock prices) may halt trading of the ETF’s shares temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Because ETFs and pools that issue similar instruments bear various fees and expenses, the Funds will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions. As with traditional registered investment companies, ETFs charge asset-based fees, although these fees tend to be relatively low as compared to other type of investment companies. ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

While the creation and redemption of creation units helps an ETF maintain a market value close to NAV, the market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Funds pay more than NAV for an ETF when making a purchase) or discount (creating the risks that the Funds’ NAVs are reduced for undervalued ETFs each holds, and that the Funds receive less than NAV when selling an ETF).

As discussed above under the section entitled “Investment Companies”, there are certain limitations on the Funds’ ability to acquire shares of other investment companies, including ETFs; however, each Fund expects to rely upon applicable statutory or regulatory exemptions to these limitations in investing in ETFs to the extent necessary.

Leveraged and Inverse ETF Risk

The Funds may invest in leveraged and inverse ETFs. Leveraged and inverse ETFs involve additional risks and considerations not present in traditional ETFs. Typically, shares of an index-based ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), shares are expected to increase in value as the value of the underlying benchmark decreases, similar to holding short positions in the underlying benchmark. Leveraged ETFs seek to deliver multiples (e.g., 2X or 3X) of the performance of the underlying benchmark, typically by using derivatives in an effort to amplify returns (or decline, in the case of inverse ETFs) of the underlying benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater.

Leveraged and inverse ETFs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Because of the structure of these products, their rebalancing methodologies and the math of compounding, extended holdings beyond the reset period can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, leveraged and inverse ETFs may have lower trading volumes or may be less tax efficient than traditional ETFs and may be subject to additional regulation. To the extent that leveraged or inverse ETFs invest in derivatives, investments in such ETFs will be subject to the risks of investments in derivatives. For these reasons, leveraged and inverse ETFs are typically considered to be riskier investments than traditional ETFs.

Debt Securities

The Funds may invest in corporate debt securities and U.S. Government Obligations, as defined below. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Funds will normally purchase investment grade securities, meaning securities rated BBB or better by S & P’s Global Ratings (“S&P”), Baa or better by Moody’s Investor Services

(“Moody’s”), or any comparable rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, as determined by the Adviser to be of comparable quality.

U.S. Government Obligations

The Funds may invest in U.S. Government Obligations. “U.S. Government Obligations” include securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, and by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Agencies and instrumentalities established by the U.S. government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government Obligations not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government Obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Funds’ shares.

Money Market Instruments

The Funds may invest in money market instruments. Money market instruments may include, without limitation, U.S. Government Obligations or certain types of corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker’s Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”) and shares of money market investment companies. Banker’s Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance, therefore, carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Funds would generally be in amounts of $100,000 or more. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any NRSRO or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser’s assessment. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds. The Funds may invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Repurchase Agreements

The Funds may invest, directly or indirectly, in repurchase agreements. A repurchase agreement transaction occurs when an investor (e.g., a Fund) purchases a security (normally a U.S. government security), from a counterparty with the understanding that the investor will later resell the security to the same counterparty (normally a member bank of the Federal Reserve (defined below) or a registered government securities dealer). A Fund’s initial purchase is essentially a loan to the counterparty that is collateralized by the security (and/or securities substituted for them under the repurchase agreement). The Fund must return the security to the counterparty when the counterparty repurchases it at a later date and higher price. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Adviser will consider the creditworthiness of the counterparty. If the counterparty fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. A Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Illiquid Investments. A Fund may not purchase or otherwise acquire any illiquid investment if, immediately after the acquisition, the value of the illiquid investments held by the Fund would exceed 15% of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments pose risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio investments and the Fund may be unable to dispose of illiquid investments promptly or at reasonable prices. Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid investments. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid investments, such Fund would seek to take appropriate steps to bring the Fund’s illiquid investments to or below 15% of its net assets per the requirements of Rule 22e-4 of the 1940 Act. The sale of some illiquid and other types of investments may be subject to legal restrictions.

If a Fund invests in investments for which there is no ready market, such Fund may not be able to readily sell such investments. Such investments are unlike investments that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid investments once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about the issuers of such illiquid investments than about companies whose investments are publicly traded.

Restricted Securities

Within its limitations on investment in illiquid investments, a Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Restricted securities are generally considered to be illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(a)(2) commercial paper” or is otherwise eligible for resale pursuant the Securities Act of 1933, as amended . The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Investing in restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, may decrease the liquidity of a Fund’s portfolio to the extent that qualified buyers become for a time uninterested in purchasing these restricted securities.

Borrowing Money

The Funds may, to the extent permitted under the 1940 Act, borrow money in order to maintain necessary liquidity to meet redemption requests or for extraordinary or emergency purposes. Borrowing involves the creation of a liability that requires a Fund to pay interest. In the event a Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Lending of Portfolio Securities

In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board. In determining whether the Funds will lend securities, the Adviser will consider all relevant facts and circumstances. The Funds may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Funds might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the applicable Fund collateral in the form of cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, a Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Loans are subject to termination at the option of the Funds or the borrower, at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If a Fund invests the cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower out of the Fund’s assets.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser normally intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser believes a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

The Funds did not engage in the lending of portfolio securities during the past fiscal year.

Economic and Regulatory Risks

Domestic and foreign governments and agencies thereof often adopt an active approach to managing economic conditions within a nation, which may have material effects on the securities markets within the nation. A government may pursue supportive policies that include, but are not limited to, lowering corporate and personal tax rates and launching stimulative government spending programs designed to improve the national economy or sectors thereof. Agencies of a government, including central banks, may pursue supporting policies that include, but are not limited to, setting lower interest rate targets and buying and selling securities in the public markets. Governments and agencies thereof may also attempt to slow economic growth if the pace of economic growth is perceived to be too great and pose a long-term risk to the economy or a sector thereof. In each instance, the actions taken may be less successful than anticipated or may have unintended adverse consequences. Such a failure or investor perception that such efforts or support are failing could negatively affect securities markets generally, as well as result in higher interest rates, increased market volatility and reduced value and liquidity of certain securities, including securities held by the Funds.

In addition, governments and agencies thereof may enact additional regulation or engage in deregulation that negatively impacts the general securities markets or a sector thereof. Given the potential broad scope and sweeping nature of some regulatory actions, the potential impact a regulatory action may have on securities held by the Funds may be difficult to determine and may not be fully known for an extended period of time. Accordingly, regulatory actions could adversely affect the Funds.

Changing Fixed Income Market Conditions

In March 2022 the Board of Governors of the Federal Reserve System (the “Federal Reserve”) began a series of significant interest rate increases in response to sustained high levels of inflation. In addition, in May 2022, the Federal Reserve announced it would begin to reduce the size of its balance sheet, known as quantitative tightening. These announcements followed years of low-interest rate policy in response to the COVID-19 pandemic and the 2008 financial crisis, during which the Federal Reserve kept the federal funds rate to a range of 0-2.5%, and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. It is not known for how long the Federal Reserve will raise rates and when they might begin decreasing interest rates again. The Federal Reserve’s policy in response to market conditions, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower a Fund’s performance or impair a Fund’s ability to achieve its investment objective.

Cybersecurity Risk

The Funds and their service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose or compromise confidential, proprietary or private personal information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential, proprietary or private personal information or various other operational disruptions. Successful cybersecurity breaches of a Fund and/or a Fund’s investment adviser, distributor, custodian, transfer agent, or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of confidential, proprietary or private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Funds rely on third party service providers for many of the day-to-day operations and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Funds from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. There is no guarantee the Funds will be successful in protecting against cybersecurity breaches.

Temporary Defensive Positions

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies. If the Adviser believes a temporary defensive position is warranted in view of market conditions, the Funds may hold cash or invest up to 100% of their assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds. Taking a temporary defensive position may prevent the Funds from achieving their investment objectives.

Operational Risk

An investment in the Funds involves operational risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. Any of these failures or errors could result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there is no guarantee that the Funds will not suffer losses due to operational risk.

Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. A Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund’s shareholders.

INVESTMENT RESTRICTIONS

The percentage restrictions referenced in this SAI or the Prospectus concerning borrowing must be met at all times. All other percentage restrictions referenced in this SAI or the Prospectus of the Funds are measured at the time of investment, whether or not the particular percentage restriction uses such language. With the exception of the restrictions on borrowing, if a percentage restriction on investment or use of assets discussed in this SAI or any prospectus related to the Funds is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Each Fund’s fundamental policies listed below shall not be changed without an affirmative vote of a majority of the Fund’s voting securities, which means the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Board without shareholder approval.

When submitting an investment restriction change to the holders of a Fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon if a majority of the outstanding voting securities of the Fund vote for the approval of the matter, notwithstanding that the matter has not been approved by: (1) the holders of a majority of the outstanding voting securities of any other series of the applicable Trust affected by the matter; and (2) the vote of a majority of the outstanding voting securities of the applicable Trust as a whole.

Fundamental Restrictions. For each Fund, as a matter of fundamental policy:

1.	Borrowing Money. The Fund will not borrow money except as permitted under the 1940 Act. For example, subject to the restrictions of the 1940 Act the Fund may borrow money from banks to meet redemption requests or for extraordinary or emergency purposes.
2.	Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
3.	Underwriting. The Fund will not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.
4.	Real Estate. The Fund will not directly purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.	Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or options on futures contracts or indices, or from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.
6.	Loans. The Fund will not make loans to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, banker’s acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan”. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.
7.	Concentration. The Fund will not invest more than 25% of its total assets in a particular industry, except that a Fund will concentrate its investments to approximately the same extent as its Underlying ETF. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government (including its agencies and instrumentalities) or state or municipal governments (and their political subdivisions) or repurchase agreements with respect thereto, or investments in registered investment companies. If, however, the Fund invests in an investment company that concentrates its investment in a particular industry, the Fund will consider such investment to be issued by a member of the industry in which such investment company invests. In addition, if the Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied.

With respect to the “fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities restriction relating to illiquid securities are exceptions to this general rule.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities. Rule 18f-4 under the 1940 Act permits a fund to enter into “derivatives transactions,” notwithstanding prohibitions on the issuance of senior securities under Section 18 of the 1940 Act, provided the fund complies with the Rule’s conditions. In accordance with Rule 18f-1, a fund may enter into reverse repurchase and similar financing transactions if it either (1) complies with the asset coverage requirements of Section 18 of the 1940 Act or (2) treat such transactions as derivative transactions under Rule 18f-4.

The 1940 Act permits each Fund to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund does so in accordance with applicable SEC regulations and interpretations.

GENERAL INFORMATION

Other Payments by the Funds

Each Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees a Fund may pay to financial intermediaries pursuant to the Fund’s distribution plan, if any.

Other Payments by the Adviser

The Adviser and/or its affiliates, in their discretion, may make paymesnts from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with a Fund, their service providers or their respective affiliates, as incentives to help market and promote a Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to a Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

Description of Shares

The Trust is an unincorporated business trust organized under Ohio law on February 28, 2012. The Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. The Funds do not currently issue additional classes of shares. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Board shall allocate them among any one or more series or classes as the Board, in its sole discretion, deems fair and equitable. Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.

Shares of a Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Funds, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability

Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to creditors of another series.

Anti-Money Laundering Program

The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a code of ethics (each a “COE” and collectively, the “COEs”) designed to prevent their respective personnel subject to the COE from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to the COEs). These COEs permit personnel subject to the COEs to invest in securities, including securities that may be purchased or held by the Funds, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Funds’ planned portfolio transactions. Each of these parties monitors compliance with its respective COE.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Funds intend to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAT as Appendix B and Appendix C, respectively. No later than August 31st of each year, information regarding how the Funds voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling [ ], on or through the Fund’s website at [ ] or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy

The Trust has adopted policies with respect to the disclosure of each Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about a Fund’s portfolio to third-parties prior to the day after the information is posted to the Fund’s website unless the information is publicly available on the SEC’s EDGAR system. Because each Fund is an exchange-traded fund, it is required to publicly disclose its portfolio holdings daily, as described below. As further described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s CCO). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s CCO. The Trust and the Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Each Fund discloses on the Adviser’s website at [ ] at the start of each Business Day the identities and quantities of the securities and other assets held by a Fund that will form the basis of the Fund’s calculation of its NAV on that day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. Each Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Under the Trust’s policies, the Adviser is permitted to include Fund portfolio information that has already been made public through the Funds’ website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Funds’ website, the information is disclosed no earlier than the day after the date of posting to the website.

Each Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of a Fund. These service providers include the Funds’ Adviser, Distributor, Transfer Agent, Fund Accountant, Administrator and Custodian. Each Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

Each business day, each Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Unites or trading shares of a

Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

Trust Contracts

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment advisor, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This SAI and the Prospectus provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this SAI, the Prospectus or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

DETERMINATION OF NET ASSET VALUE

The NAV of shares of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. For a description of the methods used to determine the share price, see “Determination of Net Asset Value” and “Premium/Discount Information” in the Prospectus.

For purposes of computing each Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the OTC market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. One or more pricing services may be utilized to determine the fair value of securities held by a Fund. To the extent the assets of a Fund are invested in other open-end investment companies that are registered under the 1940 Act and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Qualification as a Regulated Investment Company

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, each Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to each Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in section 851(h) of the Code (the “source-of-income test”). Any income derived by each Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to a Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by a Fund in the same manner as by the partnership or trust.

Each Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification tests”). In general, at least 50% of the value of each Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of each Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of each Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by each Fund and they are, pursuant to Treasury Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more qualified publicly traded partnerships.

Each Fund intends to satisfy all of the requirements of the source-of-income test and the asset diversification tests on an ongoing basis for continued qualification as a regulated investment company.

If a Fund fails to meet either the asset diversification test with respect to a taxable quarter or the source-of-income test with respect to a taxable year, the Code provides several remedies, provided certain procedural requirements are met, which will allow such Fund to retain its status as a “regulated investment company.” There is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. In addition, there is a remedy for a de minimis failure of the asset diversification tests which would require corrective action but no tax. In addition, the Code allows for the remedy of a failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of such Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction (“DRD”) in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders, provided in each case that certain holding period and other requirements are met. Failure to qualify as a regulated investment company would have a negative impact on the

Fund’s income and performance. It is possible that such Fund will not qualify as a regulated investment company in any given tax year.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income and net tax-exempt interest (if any) for at least annually. Distributions paid to you generally may be characterized as ordinary income. A portion of these distributions may qualify for the DRD when paid to certain corporate shareholders.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels.

Taxable dividends paid by each Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a DRD for a portion of the dividends paid and designated by such Fund as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Regulated investment companies that receive qualified REIT dividend income may designate such amounts as Section 199A dividends. Qualified REIT dividend income is the excess of qualified REIT dividends received by the regulated investment company over the amount of the regulated investment company’s deductions that are properly allocable to such income. If a Fund designates a dividend as a Section 199A distribution, it may be treated by shareholders as a qualified REIT dividend that is taxed as ordinary income and for non-corporate taxpayers eligible for the 20% deduction for “qualified business income” under Code section 199A. Generally, only non-corporate shareholders who have held their shares for more than 45 days during the 91-day period beginning on the date which is 45 days prior to the ex-dividend date for such dividend are eligible for such treatment.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each Fund will designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; (4) any dividend eligible for the corporate dividends received deduction; and (5) any distribution that is comprised of qualified REIT dividend income as a Section 199A dividend as such in a written notice provided to shareholders after the close of the Funds’ taxable year. Shareholders should note that, upon the sale or exchange of a Fund’s shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

Each Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held a Fund’s shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

To the extent that a distribution from a Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if a Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Each year, shareholders will receive a statement detailing the tax status of any Fund distributions for that year.

A Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains.

Excise Tax

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid the imposition of any excise tax liability.

Sale, Exchange, or Repurchase of Shares

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Funds’ shares. An exchange of shares is treated as a sale and any gain may be subject to tax. An exchange of shares is generally treated as a sale and any gain may be subject to tax. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) shares of the same Fund within 30 days before or after the sale, exchange or repurchase (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.

Shareholders should note that, upon the sale of a Fund’s shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gains dividends received with respect to the shares. Any capital loss arising from the sale, exchange or repurchase of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any tax year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

The repurchase or transfer of shares may result in a taxable gain or loss to a tendering shareholder. Different tax consequences may apply for tendering and non-tendering shareholder in connection with a repurchase offer. For example, if a shareholder does not tender all of his or her shares, such repurchase may not be treated as a sale or exchange for U.S. federal income tax purposes, and may result in deemed distributions to non-tendering shareholder. On the other hand, shareholder holding shares as capital assets who tender all of their shares (including shares deemed owned by shareholders under constructive ownership rules) will be treated as having sold their shares and generally will recognize capital gain or loss. The amount of the gain or loss will be equal to the difference between the amount received for the shares and the shareholder adjusted tax basis in the relevant shares. Such gain or loss generally will be a long-term capital gain or loss if the shareholder has held such shares as capital assets for more than one year. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Backup Withholding

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 24%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the IRS for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on a Fund’s stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by a Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

State and Local Taxes

Depending upon the extent of a Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Foreign Shareholders

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. shareholders (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Non-U.S. shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that taxable distributions to them (including any deemed distributions with respect to a repurchase offer) would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors).

Dividends paid by a Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid IRS Form W-8BEN, or other applicable form, with the applicable Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with such Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). A Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

Under sections 1471 through 1474 of the Code, known as “FATCA”, the Funds are required to withhold U.S. tax at a rate of 30% on payments of taxable dividends and to certain non-U.S. entities that fail to comply (or be deemed compliant) with the extensive reporting and withholding requirements under FATCA designed to inform the U.S. Treasury of certain U.S. owned foreign assets and accounts. Shareholders may be requested to provide additional information to a Fund to enable it to determine whether FATCA withholding is required. The Funds will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Cost Basis Reporting

Mutual funds are required to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased and/or sold on or after January 1, 2012. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Fund will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of the Fund’s shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Prospective investors should consult with their own tax advisors regarding the application of these provisions to their situation.

FINANCIAL STATEMENTS

The Predecessor Funds’ audited financial statements for the fiscal year ended October 31, 2025, including the Financial Highlights appearing in the Prospectus, are incorporated by reference and made a part hereof. You may request a copy of each Predecessor Fund’s unaudited and audited financial statements at no charge by calling the Funds at [ ] or by visiting the Funds’ website [ ].

APPENDIX A
TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees:
Janine L. Cohen^ Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	[27]	n/a
Robert E. Morrison^ Year of Birth: 1957	Since 2019	Trustee (2019 to present; and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to 2022)	[27]	n/a
Clifford N. Schireson^ Year of Birth: 1953	Since 2019	Trustee (2019 to present)	Retired; Founder of Schireson Consulting, LLC (2017 to 2022)	[27]	Trustee of Beacon Pointe Multi-Alternative Fund (2024 to present); Trustee of Booster Income Opportunities Fund (2024 to present); and Trustee of 83 Investment Group Income Fund (2024 to present); Trustee of Sardis Credit Opportunities Fund (2025 to present); Trustee of IDA Private Access Fund (2025 to present); Trustee of Private Debt and Income Fund (2025 to present); Trustee of 599 Fund LLC (2026 to present); and Trustee of the San Diego City Employees’ Retirement System (2019 to 2025)
Jacqueline A. Williams^ Year of Birth: 1954	Since 2019	Trustee (2019 to present)	Managing Member of Custom Strategy Consulting, LLC (2017 to present)	[27]	n/a
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Keith Shintani^ Year of Birth: 1963	Since January 1, 2024	Trustee (January 1, 2024 to present)	Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022);	[27]	Trustee of the Matrix Advisors Fund Trust (2023 to present)

^ Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

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Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Todd E. Heim^ Year of Birth: 1967	2014 to present	President (2021 to present) Vice President (2014 to 2021)	Senior Vice President, Relationship Management (2023 to present) and Vice President, Relationship Management (2018 to 2023) of Ultimus Fund Solutions, LLC
Shannon Thibeaux-Burgess^ Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of Fund Administration, Legal of State Street Bank (2013 to 2020)
Daniel D. Bauer^ Year of Birth: 1977	2016 to present	Treasurer (January 2024 to present) Assistant Treasurer (2016 to December 2023)	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons^ Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Leo R. Payne^ Year of Birth: 1966	January 2025 to present	Assistant Treasurer	Senior Vice President, Tax Services (2025 to present), Vice President, Tax Services (2024 to 2025), Assistant Vice President, Financial Administration (2023 to 2024) of Ultimus Fund Solutions, LLC; Assistant Vice President, Financial Administration (2018 to 2023) of Citi Fund Services, Inc.
Karen Jacoppo-Wood^ Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) of State Street Bank and Trust Company
Natalie S. Anderson^ Year of Birth:1975	2016 to present	Assistant Secretary	Director of Legal Administration (March 2024 to present); Legal Administration Manager (2016 to March 2024) of Ultimus Fund Solutions, LLC
Jesse Hallee^ Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present)
Gweneth K. Gosselink^ Year of Birth: 1955	2020 to present	Chief Compliance Officer	Vice President, Compliance Officer (2023 to present) of Northern Lights Compliance Services, LLC; Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to 2023); CCO Consultant at GKG Consulting, LLC (2019 to 2021)
Martin R. Dean^ Year of Birth: 1963	2016 to present	Assistant Chief Compliance Officer (2020 to present) Interim Chief Compliance Officer (2019 to 2020) Assistant Chief Compliance Officer (2016 to 2017)	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

^ Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

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APPENDIX B

ULTIMUS MANAGERS TRUST
POLICIES AND PROCEDURES FOR VOTING PROXIES

1.       PURPOSE; DELEGATION

The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.       DEFINITIONS

Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.       POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES.

Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.       POLICY FOR VOTING PROXIES RELATED TO OTHER PORTFOLIO SECURITIES

Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Trust’s shareholders.

5.       CONFLICTS OF INTEREST

The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal

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relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

6.       ROUTINE PROPOSALS

Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.       PROXY MANAGER APPROVAL

Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

8.       PROXY VOTING PROCEDURES

Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.       FORM N-PX

A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

10.       INVESTMENT ADVISERS’ VOTING PROCEDURES

The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that an Investment Adviser’s policies and procedures are consistent with these Policies and Procedures, the Investment Adviser may implement them with respect to voting proxies on behalf of each Fund managed by such Investment Adviser. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Investment Adviser’s policies and procedures.

Securities Lending: If a Fund engages in securities lending, the proxy voting procedures of the Adviser of such Fund will include information on the recall of lent securities for voting purposes. More information can be found in the Securities Lending Procedures of the Trust.

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APPENDIX C

WESTWOOD MANAGEMENT CORP.
POLICIES AND PROCEDURES FOR VOTING PROXIES

Policy.

Westwood, as a matter of policy and as a fiduciary to our clients, has a responsibility for voting proxies for portfolio securities in a manner that is consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest. In addition, our policy and practice is to make information available to clients about the voting of proxies for their portfolio securities and to maintain relevant and required records.

Firm Specific Policy.

Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full-service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, Westwood agrees with Glass Lewis’s recommendations; however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it to be in the client’s best interest. In addition, Westwood will implement “echo voting” (voting pro rata with all other shareholders) for investment company clients relying on Investment Company Act §12(d)(1)(F) and Rule 12d1-3 in order to allow certain purchases of other investment companies in excess of limits that would otherwise apply.

Responsibility.

Westwood’s Data Management Team has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Background.

Proxy voting is an important right of shareholders, and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised.

Investment advisers who are registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients, (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities, (c) describe a summary of its proxy voting policies and procedures and, upon request, to furnish a copy to its clients, and (d) to maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Procedure.

Westwood has adopted the following procedures to implement the Firm’s proxy voting policy, in addition to adopting the Glass Lewis Proxy Voting Guidelines. Westwood conducts reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate:

Proxy Voting Records.

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With respect to proxy record keeping, the Data Management Team maintains complete files for all clients. These files include a listing of all proxy materials sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A voting summary will be furnished upon request.

Voting Procedures.

a.	All employees forward proxy materials received on behalf of clients to Broadridge. Westwood has engaged Broadridge for assistance with the proxy voting process for our clients and Glass Lewis provides voting recommendations;
b.	Broadridge has access to holders’ records and determines which client accounts hold the security to which the proxy relates;
c.	Absent material conflicts, Broadridge, with the vote recommendations from Glass Lewis, determines how Westwood should vote the proxy in accordance with applicable voting guidelines;
d.	Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analysts may choose to vote differently than Glass Lewis if they believe it is in the best interest of the client or where a different vote is warranted in light of the respective investment strategy;
e.	If Westwood chooses to vote differently than Glass Lewis, then Westwood overwrites the Glass Lewis recommendation on the ProxyEdge platform. If Westwood agrees with the Glass Lewis recommendations, no action is necessary; and,
f.	Broadridge completes the proxy in a timely and appropriate manner.
g.	For certain investment companies managed by Westwood and approved by the CCO (each a “Westwood 12d1F Fund”), Westwood will implement echo voting for shares of other investment companies (each an “Acquired Fund”) held by a Westwood 12d1F Fund. The Data Management Team will override any Glass Lewis proxy voting recommendations with respect to shares of an Acquired Funds held by a Westwood 12d1F Fund, and will instead, vote all such Acquired Fund shares pro rata with all other shareholders of each respective Acquired Fund. The Data Management Team will record any votes made with echo voting as overrides to the Glass Lewis recommendations.

Disclosure.

a.	Westwood provides required disclosures in Form ADV Part 2A, which summarizes these proxy voting policies and procedures and includes information whereby clients may request information regarding how Westwood voted the client’s proxies;
b.	Westwood’s disclosure summary includes a description of how clients may obtain a copy of the Firm’s proxy voting policies and procedures. Westwood’s proxy voting practice is disclosed in the Firm’s advisory agreements.

Client Requests for Information.

a.	All client requests for information regarding proxy votes, or regarding policies and procedures that are received by any supervised person should be forwarded to the Data Management Team; and
b.	In response to any request, the Data Management Team prepares a written response with the information requested, and as applicable, includes the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which the client inquired.

Voting Guidelines.

a.	Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients; and
b.	Westwood analysts review the Glass Lewis proxy voting recommendations using the following guidelines:
i.	In the absence of specific voting guidelines from the client, Westwood votes proxies in the best interests of each client;
ii.	Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions or other mandates from a client;\
iii.	Clients are permitted to place reasonable restrictions and mandates on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities;
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iv.	Westwood generally votes in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services;
v.	Westwood generally votes against proposals that cause board members to become entrenched or cause unequal voting rights; and
vi.	In reviewing proposals, Westwood further considers the opinion of management, the effect on management, and the effect on shareholder value and the issuer’s business practices.
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APPENDIX B

VIDENT ASSET MANAGEMENT
POLICIES AND PROCEDURES FOR VOTING PROXIES

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PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust, dated July 12, 2021, is incorporated by reference to Exhibit (1) of Registrant’s initial Registration Statement on Form N-14, filed on August 10, 2021.
(a)(1)	Amended Appendix B, dated July 21, 2026, to the Declaration of Trust is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 280 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 7, 2026.
(b)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(d)(1)(i)	Investment Advisory Agreement with Lyrical Asset Management LP, dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(d)(1)(ii)	Amended Schedule A, to the Investment Advisory Agreement with Lyrical Asset Management, LP, for the Lyrical U.S. Value Fund, the Lyrical International Value Equity Fund, and the US Value ETF (the “Lyrical Funds”) is incorporated by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(d)(2)

Investment Advisory Agreement with Lyrical Asset Management LP, for Lyrical U.S. Value Equity ETF and Lyrical International Value Equity ETF (collectively, the “Lyrical ETFs”) will be filed by Post-Effective Amendment.

(d)(3)	Investment Advisory Agreement with Wavelength Capital Management, LLC for the Wavelength Fund is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 212 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 30, 2022.
(d)(4)	Investment Advisory Agreement with SCS Capital Management LLC for the Blue Current Global Dividend Fund, dated May 15, 2025, is incorporated by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 267 of Registrant’s Registration Statement on Form N1-A (File No. 333-180308), filed on June 27, 2025.

(d)(5)(A)	Investment Advisory Agreement with Marshfield Associates, Inc., dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(d)(5)(B)	Amended Schedule A to the Investment Advisory Agreement with Marshfield Associates, Inc., dated July 28, 2016, is incorporated by reference to Exhibit (d)(13)(B) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(d)(6)	Investment Advisory Agreement with Hudson Valley Investment Advisors, Inc. for HVIA Equity Fund is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(d)(7)	Investment Advisory Agreement with Edgemoor Investment Advisors, Inc., dated January 27, 2017, for the Meehan Focus Fund, is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(d)(8)(i)	Amended and Restated Investment Advisory Agreement with Q3 Asset Management Corporation, dated July 31, 2025, for the Q3 All-Season Systematic Opportunities Fund, Q3 All-Season Tactical Fund, Q3 All-Season Active Rotation ETF, and Q3 All-Season Tactical Advantage ETF (the “Q3 Funds”) is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 272 of Registrant's Registration Statement on Form N-1A (File No. 333-1803080, filed on December 10, 2025.

(d)(8)(ii)

Amended Schedule A, dated July 31, 2026, to the Amended and Restated Investment Advisory Agreement with Q3 Asset Management Corporation, is incorporated by reference to Exhibit (d)(8)(ii) of Post-Effective Amendment No. 283 of Registrant's Registration Statement on Form N-1A (333-0180308), filed on September 25, 2026.

(d)(9)(i)	Investment Advisory Agreement with Blueprint Fund Management LLC, for the Blueprint Adaptive Growth Allocation Fund (formerly the “Blueprint Growth Fund”)(the “Blueprint Fund”), is incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(d)(9)(ii)	Investment Sub-Advisory Agreement with Blueprint Investment Partners LLC, for the Blueprint Fund, is incorporated by reference to Exhibit (d)(15)(ii) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(d)(10)(i)

Investment Advisory Agreement for the Westwood Alternative Income Fund, Westwood Multi-Asset Income Fund, Westwood Income Opportunity Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, and Westwood Quality Value Fund (collectively, the “Westwood Funds”) with Westwood Management Corporation is incorporated by reference to Exhibit (6) of Registrant’s Registration Statement on Form N-14, filed on August 10, 2021.

(d)(10)(ii)

Amended Schedule A to the Investment Advisory Agreement for the Westwood Funds with Westwood Management Corporation is incorporated by reference to Exhibit (d)(13)(ii) of Post-Effective Amendment No. 242 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2023.

(d)(11)(i)	Investment Advisory Agreement for the Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund with Westwood Management Corporation is incorporated by reference to Exhibit (d)(14)(i) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(11)(ii)	Investment Sub-Advisory Agreement for the Westwood Broadmark Tactical Growth Fund, with Broadmark Asset Management, LLC and Westwood Management Corporation is incorporated by reference to Exhibit (d)(14)(ii) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(12)(i)	Investment Advisory Agreement for the Westwood Broadmark Tactical Plus Fund with Salient Advisors, L.P. is incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(12)(ii)	Investment Sub-Advisory Agreement for the Westwood Broadmark Tactical Plus Fund, with Broadmark Asset Management, LLC and Westwood Management Corporation is incorporated by reference to Exhibit (d)(15)(ii) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(13)(i)

Investment Advisory Agreement for the Nia Impact Solutions Fund with Nia Impact Capital is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(d)(14)(i)(a)

Amended and Restated Investment Advisory Agreement, dated March 24, 2025, for the Westwood Salient Enhanced Midstream Income ETF, Westwood Salient Enhanced Energy Income ETF, Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, and Westwood LBRTY Emerging Markets Equity ETF, with Westwood Management Corporation is incorporated by reference to Exhibit (d)(14)(i)(a) of Post-Effective Amendment No. 278 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 12, 2026.

(d)(14)(i)(b)	Amended Schedule A, dated April 30, 2026, to the Amended and Restated Investment Advisory Agreement with Westwood Management Corporation for the Westwood Salient Enhanced Power & Infrastructure ETF, is incorporated by reference to Exhibit (d)(14)(i)(b) of Post-Effective Amendment No. 283 of Registrant's Registration Statement on Form N-1A (File No. 333-0180308), filed on September 25, 2026.

(d)(14)(ii)(a)	Amended and Restated Sub-Advisory Agreement, dated March 24, 2025, with Vident Asset Management and Westwood Management Corporation for the Westwood Salient Enhanced Midstream Income ETF, Westwood Salient Enhanced Energy Income ETF, Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, Westwood LBRTY Emerging Markets Equity ETF, Westwood Enhanced Alternative Income ETF, and Westwood Enhanced Multi-Asset Income ETF is incorporated by reference to Exhibit (d)(14)(ii)(a) of Post-Effective Amendment No. 283 of Registrant's Registration Statement on Form N-1A (File No. 333-0180308), filed on September 25, 2026.

(d)(14)(ii)(b)	Amended Schedule A, dated April 30, 2026, to the Amended and Restated Sub-Advisory Agreement with Vident Asset Management and Westwood Management Corporation for the Westwood Salient Enhanced Power & Infrastructure ETF is incorporated by reference to Exhibit (d)(14)(ii)(b) of Post-Effective Amendment No. 283 of Registrant's Registration Statement on Form N-1A (File No. 333-0180308), filed on September 25, 2026.

(e)(1)

Distribution Agreement with Ultimus Fund Distributors, LLC, dated July 1, 2025, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(e)(2)

Distribution Agreement with Northern Lights Distributors, LLC, dated July 1, 2025 is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(f)	None

(g)(1)(A)	Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(B)	Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(g)(1)(C)	Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Wavelength Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(g)(1)(D)	Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(g)(1)(E)	Tenth Amendment, dated April 6, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Wavelength Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(g)(1)(F)	Sixteenth Amendment to the Custody Agreement with U.S. Bank, dated May 24, 2017, for Meehan Focus Fund, is incorporated by reference to Exhibit (g)(1)(N) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(g)(1)(G)	Seventeenth Amendment to the Custody Agreement with U.S. Bank, dated December 3, 2019 for the Q3 Funds, is incorporated by reference to Exhibit (g)(1)(I) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(g)(1)(H)	Eighteenth Amendment to the Custody Agreement with U.S. Bank, dated August 20, 2020 for the Lyrical International Value Equity Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(g)(1)(I)

Twentieth Amendment to the Custody Agreement with U.S. Bank, dated July 27, 2021 for the Westwood Funds is incorporated by reference to Exhibit (9) to the Registrant’s Registration Statement on Form N-14 (File No. 333-180308), filed on August 10, 2021.

(g)(1)(J

Twenty First Amendment to the Custody Agreement with U.S. Bank, dated October 19, 2021 for the Westwood Funds, is incorporated by reference to Exhibit (g)(1)(K) of Post-Effective Amendment No. 208 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on January 28, 2022.

(g)(1)(K)	Twenty Third Amendment to the Custody Agreement with U.S. Bank, for the Nia Impact Solutions Fund, is incorporated by reference to Exhibit (g)(1)(M) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(g)(1)(L)	Amendment to the Custody Agreement with U.S. Bank, for the Q3 All-Season Total Return Fund, will be filed by Post-Effective Amendment.
(g)(2)	ETF Custody Agreement with U.S. Bank, N.A. for the Lyrical ETFs will be filed by Post-Effective Amendment.
(g)(3)(A)

Custody Agreement with Fifth Third Bank, National Association, dated March 23, 2021, is incorporated by reference to Exhibit (g)(2)(C) of Post-Effect Amendment No. 179 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 27, 2021.

(g)(3)(B)(i)

Custody Agreement with Brown Brothers Harriman & Co. (“BBH”) is incorporated by reference to Exhibit (g)(2)(D) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(g)(3)(B)(ii)	Amendment to Custodian and Transfer Agent Agreement, dated June 2, 2026, with Brown Brothers Harriman & Co. for the Westwood Salient Enhanced Power & Infrastructure ETF is incorporated by reference to Exhibit (g)(3)(B)(ii) of Post-Effective Amendment No. 283 of Registrant's Registration Statement on Form N-1A (File No. 333-0180308), filed on September 25, 2026.

(h)(1)(A)(i)	Master Services Agreement with Ultimus Fund Solutions, LLC dated July 24, 2018, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(A)(ii)	Amended Schedule A, dated July 21, 2026, to the Master Services Agreement is incorporated by reference to Exhibit (h)(1)(A)(ii) of Post-Effective Amendment No. 282 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 1, 2026.
(h)(1)(A)(iii)

Derivatives Risk Management Program Support Services Addendum, dated July 20, 2022, to Master Services Agreement, is incorporated by reference to Exhibit (h)(1)(A)(iii) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(A)(iii)(a)

Amended Derivatives Risk Management Program Support Services Addendum, dated July 31, 2024 to the Master Services Agreement is incorporated by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 260 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on October 15, 2024.

(h)(1)(A)(iii)(b)

Amended Schedule A to the Amended Derivatives Risk Management Program Support Services Addendum, dated January 28, 2025 to the Master Services Agreement is incorporated by reference to Exhibit (h)(1)(A)(iii)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(1)(A)(iv)

Amendment to Master Services Agreement, dated September 1, 2023, is incorporated by reference to Exhibit (h)(1)(A)(iv) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(A)(v)	Tailored Shareholder Report Services Addendum, dated March 13, 2024, to Master Services Agreement, is incorporated by reference to Exhibit (h)(1)(A)(v) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(B)	Fund Accounting Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.v

(h)(1)(C)	Amendment, dated January 23, 2019, to the Fund Administration Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(B) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.
(h)(1)(D)(i)

Digital Board Services Addendum, dated July 21, 2026, to the Master Services Agreement with Ultimus Fund Solutions, LLC, is incorporated by reference to Exhibit (h)(1)(D)(i) of Post-Effective Amendment No. 282 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 1, 2026.

(h)(1)(D)(ii)

ETF Master Services Agreement and Fund Accounting Addendum and Fund Administration Addendum, dated April 21, 2021, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(D)(i) of Post-Effective Amendment No. 236 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 20, 2022.

(h)(1)(D)(iii)	Amendment No. 3 and Amended Schedule A to the ETF Master Services Agreement with Ultimus Fund Solutions, LLC, for the Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, and Westwood LBRTY Emerging Markets Equity ETF is incorporated by reference to Exhibit (h)(1)(D)(ii) of Post-Effective Amendment No. 266 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on March 28, 2025.

(h)(1)(D)(iv)

Amendment to the ETF Master Services Agreement, dated September 1, 2023, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(D)(iii) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(D)(v)

Amendment No. 2 to the ETF Master Services Agreement, dated January 16, 2024, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A)(iv) of Post-Effective Amendment No. 254 of Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(D)(vi)	Amendment No. 4 to the ETF Master Services Agreement, dated July 22, 2025, with Ultimus Fund Solutions, LLC for the Q3 All-Season Tactical Advantage ETF is incorporated by reference to Exhibit (h)(1)(D)(v) of Post-Effective Amendment No. 269 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 26, 2025.
(h)(1)(D)(vii)

Amendment No. 5 to the ETF Master Services Agreement, dated October 21, 2025, with Ultimus Fund Solutions, LLC for the Westwood Enhanced Alternative Income ETF, Westwood Enhanced Income Opportunity ETF, and Westwood Enhanced Multi-Asset Income ETF is incorporated by reference to Exhibit (h)(1)(D)(vi) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(1)(D)(viii)

Amendment No. 6 to the ETF Master Services Agreement, dated April 30, 2026, with Ultimus Fund Solutions, LLC for the Westwood Salient Enhanced Power & Infrastructure ETF, is incorporated by reference to Exhibit (h)(1)(D)(vii) of Post-Effective Amendment No. 278 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 12, 2026.

(h)(1)(D)(ix)

Amendment No. 7 to the ETF Master Services Agreement, dated July 21, 2026, with Ultimus Fund Solutions, LLC for the Lyrical ETFs, is incorporated by reference to Exhibit (h)(1)(D)(ix) of Post-Effective Amendment No. 282 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on September 1, 2026.

(h)(1)(D)(x)(a)

Derivatives Risk Management Program Support Services Addendum to the ETF Master Services Agreement, dated January 16, 2024, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A)(v) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(D)(x)(b)

Amended Schedule A to the Derivatives Risk Management Program Support Services Addendum, dated October 21, 2025 is incorporated by reference to Exhibit (h)(1)(D)(vii)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(1)(D)(x)(c)

Tailored Shareholder Report Services Addendum to the ETF Master Services Agreement, dated March 13, 2024, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A)(vi) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(E)	Transfer Agent and Shareholder Services Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(C) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(F)

Derivatives Risk Management Program Support Services Addendum, dated July 20, 2022, to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(E) of Post-Effective Amendment No. 229 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2022.

(h)(1)(G)

Digital Board Services Addendum, dated July 21, 2026, to the ETF Master Services Agreement with Ultimus Fund Solutions, LLC, is incorporated by reference to Exhibit (h)(1)(G) of Post-Effective Amendment No. 282 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 1, 2026.

(h)(2)(A)(i)	Compliance Consulting Agreement with Northern Lights Compliance Services, LLC, dated July 18, 2023, is incorporated by reference to Exhibit (h)(2)(A)(i) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(2)(A)(ii)	Schedules A-1, A-2, A-3, A-4, A-5, A-6, B and C, dated April 29, 2026, to the Consulting Agreement with Northern Lights Compliance Services, LLC is incorporated by reference to Exhibit (h)(2)(A)(ii) of Post-Effective Amendment No. 278 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 12, 2026.

(h)(3)(A)	Expense Limitation Agreement with Wavelength Capital Management, LLC for Wavelength Fund is incorporated by reference to Exhibit (h)(3)(A) of Post-Effective Amendment No. 212 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 30, 2022.

(h)(3)(B)(i)	Third Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, dated January 22, 2020, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(6)(B) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(h)(3)(B)(ii)	Amended Schedule A to the Third Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(3)(B)(ii) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(h)(3)(C)	Expense Limitation Agreement with Edge Capital Group, LLC, dated September 8, 2023, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (h)(3)(C) of Post-Effective Amendment No. 245 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 15, 2023.

(h)(3)(D)	Second Amended and Restated Expense Limitation Agreement with Marshfield Associates, Inc., dated November 1, 2018, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(6)(I) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(h)(3)(E)	Amended and Restated Expense Limitation Agreement with Hudson Valley Investment Advisors, Inc., dated August 1, 2018, for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(6)(L) of Post-Effective Amendment No. 126 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2018.

(h)(3)(F)	Second Amended and Restated Expense Limitation Agreement with Edgemoor Investment Advisors, Inc., dated November 01, 2018, for Meehan Fund, is incorporated by reference to Exhibit (h)(6)(M) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.

(h)(3)(G)(i)	Expense Limitation Agreement with Q3 Asset Management Corporation, dated December 1, 2019, for the Q3 Funds is incorporated by reference to Exhibit (h)(6)(N) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(h)(3)(G)(ii)	Amended Schedule A to the Expense Limitation Agreement with Q3 Asset Management Corporation, dated July 31, 2026, is incorporated by reference to Exhibit (h)(3)(G)(ii) of Post-Effective Amendment No. 283 of Registrant's Registration Statement on Form N-1A (File No. 333-0180308), filed on September 25, 2026.

(h)(3)(H)(i)	Expense Limitation Agreement with Blueprint Fund Management LLC, for the Blueprint Fund is incorporated by reference to Exhibit (h)(6)(O) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(h)(3)(H)(ii)	Expense Limitation Agreement with SCS Capital Management LLC for the Blue Current Global Dividend Fund, dated May 15, 2025, is incorporated by reference to Exhibit (h)(3)(J)(ii) of Post-Effective Amendment No. 267 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 27, 2025.

(h)(3)(I)

Amended and Restated Expense Limitation Agreement with Westwood Management Corporation is incorporated by reference to Exhibit (h)(3)(L)(i) of Post-Effective Amendment No. 264 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2025.

(h)(3)(J)	Amended Schedule A to the Expense Limitation Agreement with Westwood Management Corporation is incorporated by reference to Exhibit (h)(3)(m)(ii) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(h)(3)(K)(i)

Expense Limitation Agreement with Nia Impact Capital is incorporated by reference to Exhibit (h)(3)(O) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(h)(3)(K)(ii)	Amended Schedule A to the Expense Limitation Agreement with Nia Impact Capital for the Nia Impact Solutions Fund, dated June 17, 2025, is incorporated by reference to Exhibit (h)(3)(N)(ii) of Post-Effective Amendment No. 267 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 27, 2025.

(h)(3)(L)	Expense Limitation Agreement, for the Westwood Global Real Estate Fund, Westwood Real Estate Income Fund, and Westwood Salient MLP & Energy Infrastructure Fund, with Westwood Management Corporation is incorporated by reference to Exhibit (h)(3)(O) of Post-Effective Amendment No. 242 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2023.

(h)(3)(M)	Expense Limitation Agreement, for the Westwood Broadmark Tactical Plus Fund, with Salient Advisors, L.P. is incorporated by reference to Exhibit (h)(3)(P) of Post-Effective Amendment No. 241 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308) filed on April 28, 2023.

(h)(4)(A)(i)	Administrative Services Plan is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 143 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2019.

(h)(4)(A)(ii)	Amended Schedule A to the Amended and Restated Administrative Services Plan dated July 21, 2026, is incorporated by reference to Exhibit (h)(4)(A)(ii) of Post-Effective Amendment No. 280 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 7, 2026.
(h)(5)	Fund Servicing Agreement with U.S. Bank, N.A., for the Lyrical ETFs, will be filed by Post-Effective Amendment.

(i)	Not applicable.

(j)	Not applicable.
(k)	Not applicable.

(l)	Initial Capital Agreement is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(m)(1)(A)(i)	Distribution (Rule 12b-1) Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(m)(1)(A)(ii)	Amended Appendix A, dated April 29, 2026, to the Distribution (12b-1) Plan is incorporated by reference to Exhibit (m)(1)(A)(i) of Post-Effective Amendment No. 280 of Registrant’s Registration Statement on Form N-1A (File No.. 333-180308), filed on August 7, 2026.

(n)(1)(A)

Rule 18f-3 Multi-Class Plan, dated June 6, 2013, as amended and restated on August 23, 2022, is incorporated by reference to Exhibit (h)(1)(E) of Post-Effective Amendment No. 229 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2022.

(n)(1)(B)	Amended Appendix A, dated July 31, 2026, to the Rule 18f-3 Multi-Class Plan, dated June 6, 2013, as amended and restated on August 23, 2022, is incorporated by reference to Exhibit (n)(1)(B) of Post-Effective Amendment No. 280 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 7, 2026.

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant, dated June 5, 2012, amended April 23, 2018, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(p)(2)	Code of Ethics of Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(p)(3)	Amended Code of Ethics of Lyrical Asset Management LP, dated October 2015, is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(p)(4)	Amended Code of Ethics of Wavelength Capital Management, LLC, dated September 1, 2016, is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(p)(5)	Code of Ethics of SCS Capital Management LLC is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 273 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 23, 2025.

(p)(6)	Amended Code of Ethics of Marshfield Associates, Inc., dated January 2024, is incorporated by reference to Exhibit (p)(6)(i) of Post-Effective Amendment No. 256 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27,2024.

(p)(7)	Code of Ethics of Hudson Valley Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(p)(8)	Code of Ethics of Edgemoor Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No 273 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 23, 2025.

(p)(9)	Code of Ethics of Q3 Asset Management Corporation is incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(p)(10)	Code of Ethics of Blueprint Fund Management LLC is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(p)(11)	Code of Ethics of Blueprint Investment Partners LLC is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(p)(12)

Code of Ethics of Westwood Management Corporation is incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No 273 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 23, 2025.

(p)(13)

Code of Ethics of Nia Impact Capital is incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(p)(145)

Code of Ethics of Vident Asset Management is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(q)(1)(A)(i)	Powers of Attorney for Janine L. Cohen, Jacqueline A. Williams, Clifford Schireson, Robert Morrison, and Keith Shintani are incorporated by reference to Exhibit (q)(1)(A)(i) of Post-Effective Amendment No. 279 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 26, 2026.

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4 Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended. In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13I, as amended, these Federal laws, and not Ohio Revised Code Section 1701.13I, shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Investment Advisory Agreements with Lyrical Asset Management LP, Wavelength Capital Management, LLC, SCS Capital Management, LLC, Marshfield Associates, Inc., Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.), Edgemoor Investment Advisors, Inc., Q3 Asset Management Corporation, Blueprint Fund Management LLC, Nia Impact Capital, Salient Advisors, L.P., and Westwood Management Corp. (the “Advisers”) and the Investment Sub-Advisory Agreement with Blueprint Investment Partners LLC, Broadmark Asset Management LLC, and Vident Asset Management (the “Sub-Advisers”) provide that the Advisers and Sub-Advisers shall not be liable for any error of judgment or for any loss suffered by the Trust or the Funds in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard of its duties and obligations thereunder.

The Distribution Agreements with Ultimus Fund Distributors, LLC (the “UFD”) and the Distribution Agreement with Northern Lights Distributors, LLC (“NLD” and, collectively with UFD, the “Distributors”) provide that the Distributors, their directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreements relate, except a loss resulting from the failure of either Distributors or any such other person to comply with applicable law or the terms of the Agreements, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributors’ obligations and duties under the Distribution Agreements.

The Distribution Agreements with the Distributors further also provides that the Distributors agree to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of the Distributors or any agent or employee of the Distributors or any other person for whose acts as Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor’s failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributors’ failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers

With respect to information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of each adviser and sub-adviser, reference is hereby made to the current Form ADVs of each adviser and sub-adviser filed under the Investment Advisers Act of 1940, incorporated herein by reference and the CRD and file numbers of which are as follows:

Blueprint Fund Management LLC CRD No. 306419 SEC File No. 801-117790	Wavelength Capital Management, LLC CRD No. 167725 SEC File No. 801-78192

Blueprint Investment Partners LLC CRD No. 170196 SEC File No. 801-108069	Westwood Management Corp. CRD No. 110269 SEC File No. 801-18727

SCS Capital Management LLC CRD No. 122258 SEC File No. 801-61448	Lyrical Asset Management LP CRD No. 148267 SEC File No. 801-71099
Edgemoor Investment Advisors, Inc. CRD No. 109104 SEC File No. 801-56945	Marshfield Associates, Inc. CRD No. 150614 SEC File No. 801-70275
Broadmark Asset Management CRD No. 109422 SEC File No. 801-94129	Nia Impact Capital CRD No. 286587 SEC File No. 801-117120

Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.) CRD No. 107387 SEC File No. 801-48913	Q3 Asset Management Corporation CRD No. 1378398 SEC File No. 801-77461

Salient Advisors, L.P. CRD No. 122833 SEC File No. 801-61449	Vident Asset Management CRD No. 286622 SEC File No. 801-114538

Item 32.	Principal Underwriters

(a)(i)	UFD acts as the principal underwriter for the following other open-end investment companies:

Axxes Private Markets Fund	James Advantage Funds

Bruce Fund, Inc.	Johnson Mutual Funds
Beacon Pointe Multi-Alternative Fund	Lind Capital Partners Municipal Credit Income Fund
Booster Income Opportunities Launch	Johnson Mutual Funds
Bruce Fund, Inc.	MSS Series Trust
Caldwell & Orkin Funds Inc.	New Age Alpha Funds Trust
Capitol Series Trust	New Age Alpha Variable Funds Trust
Cantor Select Portfolios Trust	Oak Associates Funds
Cantor Fitzgerald Infrastructure Fund	OneAscent Capital Opportunities Fund
CAZ Strategic Opportunities Fund	Cyber Hornet Trust
Centaur Mutual Funds Trust	Papp Investment Trust
Conestoga Funds	Peachtree Alternative Strategies Fund
CM Advisors Family of Funds	Plumb Funds
Chesapeake Investment Trust	Private Debt & Income Fund
Commonwealth International Series Trust	Schwartz Investment Trust
Connors Fund	Segall Bryant & Hamill Trust
Copley Fund Inc.	Unified Series Trust
Cross Shore Discovery Fund	Ultimus Managers Trust
Cutler Trust	Valued Advisers Trust
Dynamic Alternatives Fund	VELA Funds
Eubel Brady & Suttman Mutual Fund Trust	Volumetric Fund
Exchange Place Advisors Trust	Waycross Independent Trust
Fairway Private Equity & Venture Capital Opportunities Fund	Williamsburg Investment Trust
Flat Rock Enhanced Income Fund	American Pension Investors Trust (d/b/a Yorktown Funds)
Flat Rock Core Income Fund	XD Fund Trust
Flat Rock Opportunity Fund	WesMark Funds
The Fixed Income Opportunity Portfolio	83 Investment Group Income Fund
HC Capital Trust	Cyber Hornet Trust
Hussman Investment Trust
Investment House Funds

(a)(ii)	NLD acts as the principal underwriter for the following other open-end investment companies:

Atlas U.S. Tactical Income Fund, Inc.	Northern Lights Fund Trust
Atlas U.S Government Money Market Fund, Inc.	Northern Lights Fund Trust II
Boyar Value Fund, Inc.	Northern Lights Fund Trust III
Capitol Series Trust	Northern Lights Fund Trust IV
CIM Real Assets & Credit Fund	Northern Lights Variable Trust
Copeland Trust	The North Country Funds
DGI Investment Trust	OCM Mutual Fund
Grandeur Peak Global Trust	Rayliant Trust
Miller Investment Trust	Segall Bryant & Hamill Trust
Mutual Fund and Variable Insurance Trust	Texas Capital Funds Trust
Mutual Fund Series Trust	Two Roads Shared Trust
Tributary Funds, Inc.	Ultimus Managers Trust
The Saratoga Advantage Trust	Unified Series Trust
THOR Financial Technologies Trust	Valued Advisers Trust

(b)(i) Directors, officers, or partners of UFD:

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal, and Anti-Money Laundering Compliance Officer	None
Douglas K. Jones	Vice President	None
Melvin Van Cleave	Chief Information Securities Officer	None

The address of UFD and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(b)(ii) Directors, officers, or partners of NLD:

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Stephen L. Preston	Treasurer, Financial Operations Principal, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None
Bill Strait	Secretary/General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None

The address of NLD and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator or investment advisers:

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Blueprint Fund Management LLC

1250 Revolution Mill Drive, Suite 150

Greensboro, North Carolina 27405

Blueprint Investment Partners

1250 Revolution Mill Dr., Suite 150

Greensboro, North Carolina 27405

SCS Capital Management LLC

3333 Riverwood Parkway, Suite 350

Atlanta, Georgia 30339

Edgemoor Investment Advisors, Inc.

7250 Woodmont Avenue, Suite 315

Bethesda, Maryland 20814

Broadmark Asset Management

1808 Wedemeyer Street, Suite 210

San Francisco, California 94129

Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.)

117 Grand Street, Suite 201

Goshen, New York 10924

Lyrical Asset Management LP

250 West 55th Street, 37th Floor

New York, New York 10022

Marshfield Associates, Inc.

21 Dupont Circle NW, Suite 500

Washington, District of Columbia 20036

Nia Impact Capital

4900 Shattuck Avenue, #3648

Oakland, California 94609

Q3 Asset Management Corporation

2175 Cole Street

Birmingham, Michigan 48009

Salient Advisors, L.P.

4265 San Felipe, 8th Floor

Houston, Texas 77027

Wavelength Capital Management, LLC

545 Madison Avenue, 16th Floor

New York, New York 10022

Westwood Management Corp

200 Crescent Court, Suite 1200

Dallas, Texas 75201

Vident Asset Management

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodians:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Fifth Third Bank, National Association

Fountain Square Plaza

Cincinnati, Ohio 45263

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

Item 34.	Management Services Not Discussed in Parts A or B

Not applicable

Item 35.	Undertakings

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registrant’s Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in Cincinnati, Ohio on September 29, 2026.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

*	September 29, 2026
Keith Shintani, Trustee

*	September 29, 2026
Janine L. Cohen, Trustee		By:	/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
*	September 29, 2026		Attorney-in-fact*
Jacqueline A. Williams, Trustee			September 29, 2026

*	September 29, 2026
Clifford N. Schireson, Trustee

*	September 29, 2026
Robert E. Morrison, Trustee

/s/ Todd E. Heim	September 29, 2026
Todd E. Heim, President

/s/ Daniel Bauer	September 29, 2026
Daniel Bauer, Treasurer/Controller/Principal Financial Officer